UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07384

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in its charter)

600 WEST BROADWAY, 29TH FLOOR, SAN DIEGO, CA 92101
(Address, including zip code, of principal executive offices)

CHARLES H. FIELD, JR.
C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
600 WEST BROADWAY, 29TH FLOOR
SAN DIEGO, CA 92101
(Name and address of agent for service)

Copy to:
Deborah A. Wussow
c/o Nicholas-Applegate Capital Management
600 West Broadway, 29th Floor
San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	U.S. MICRO CAP FUND
			Number
			of Shares	Value
	COMMON STOCK - 99.9%
	Advertising Services - 0.7%
	Greenfield Online, Inc.	* ##	41,900	$599,170

	Air Pollution Control Equipment - 0.2%
	Ceco Environmental Corp.	*	18,000	161,460

	Alternative Waste Tech - 0.8%
	Darling International, Inc.	* ##	125,100	689,301

	Apparel Manufacturers - 0.9%
	G-III Apparel Group, Ltd.	* ##	39,800	749,434

	Applications Software - 3.0%
	Actuate Corp.	* ##	144,600	858,924
	Applix, Inc.	*	53,300	604,955
	Callidus Software, Inc.	* ##	79,400	500,220
	Sonic Foundry, Inc.	*	136,900	643,430
				2,607,529
	Audio/Video Products - 1.7%
	DTS, Inc.	*	26,600	643,454
	Universal Electronics, Inc.	* ##	38,000	798,760
				1,442,214
	Auto/Truck Parts & Equipment-Original - 1.4%
	Amerigon, Inc. Cl. A	* ##	60,100	580,566
	Spartan Motors, Inc.		40,800	619,344
				1,199,910
	Auto-Medium & Heavy Duty Trucks - 1.0%
	Force Protection, Inc.	* ##	47,800	832,198

	Beverages-non-Alcoholic - 0.8%
	Jones Soda Co.	* ##	57,500	707,250

	Brewery - 0.9%
	Boston Beer Co., Inc. Cl. A	*	21,000	755,580

	Building-Residential/Commercial - 0.8%
	M/I Homes, Inc.	##	18,800	717,972

	Chemicals-Plastics - 0.7%
	Landec Corp.	* ##	54,000	581,040

	Coffee - 0.8%
	Green Mountain Coffee Roasters, Inc.	* ##	13,700	674,451

	Commercial Banks-Central US - 0.7%
	Capitol Bancorp., Ltd.	##	13,200	609,840

	Commercial Banks-Western US - 3.4%
	Banner Corp.		19,500	864,630
	Cascade Bancorp.	##	23,749	736,931
	First Regional Bancorp.	* ##	18,600	634,074
	West Coast Bancorp.	##	19,000	658,160
				2,893,795
	Commercial Services - 2.6%
	HMS Holdings Corp.	* ##	48,000	727,200
	ICT Group, Inc.	* ##	22,000	694,980
	PeopleSupport, Inc.	* ##	40,300	848,315
				2,270,495
	Commercial Services-Finance - 0.9%
	Dollar Financial Corp.	* ##	26,600	741,076

	Communications Software - 1.2%
	InPhonic, Inc.	* ##	55,800	618,822
	Smith Micro Software, Inc.	* ##	30,000	425,700
				1,044,522
	Computer Services - 2.5%
	COMSYS IT Partners, Inc.	* ##	33,800	683,098
	eLoyalty Corp.	* ##	36,900	687,816
	Tyler Technologies, Inc.	*	54,200	762,052
				2,132,966
	Computer Software - 0.9%
	Double Take Software, Inc.	* ##	5,300	68,264
	Omniture, Inc.	* ##	48,100	677,248
				745,512
	Computers-Memory Devices - 1.6%
	Simpletech, Inc.	* ##	53,500	678,380
	Smart Modular Technologies	*	52,900	712,034
				1,390,414
	Computers-Peripheral Equipment - 0.8%
	Sigma Designs, Inc.	* ##	26,900	684,605

	Consulting Services - 2.2%
	First Consulting Group, Inc.	* ##	65,000	894,400
	Huron Consulting Group, Inc.	* ##	21,800	988,412
				1,882,812
	Data Processing/Management - 0.7%
	Infocrossing, Inc.	* ##	35,700	581,910

	Decision Support Software - 0.8%
	Interactive Intelligence, Inc.	*	30,200	677,084

	Disposable Medical Products - 0.7%
	Volcano Corp	*	35,900	588,401

	Distribution/Wholesale - 0.5%
	Houston Wire & Cable Co.	* ##	22,100	461,890

	Diversified Manufacturing Operations - 1.6%
	Ameron International Corp.	##	7,100	542,227
	AZZ, Inc.	*	16,100	824,320
				1,366,547
	E-Commerce/Products - 0.9%
	FTD Group, Inc.	* ##	41,200	737,068

	Educational Software - 1.1%
	INVESTools, Inc.	* ##	66,400	915,656

	Electronic Components-Miscellaneous - 0.6%
	Daktronics, Inc.	##	14,500	534,325

	Electronic Components-Semiconductors - 1.4%
	PLX Technology, Inc.	* ##	47,900	624,616
	Supertex, Inc.	* ##	15,600	612,300
				1,236,916
	Electronic Parts Distribution - 0.5%
	NU Horizons Electronics Corp.	*	42,300	435,267

	Enterprise Software/Services - 0.7%
	Opnet Technologies, Inc.	* ##	41,200	595,340

	Finance-Consumer Loans - 0.7%
	World Acceptance Corp.	* ##	13,700	643,215

	Finance-Investment Bankers/Brokers - 0.9%
	Cowen Group, Inc.	*	37,400	791,010

	Firearms & Ammunition - 1.3%
	Smith & Wesson Holding Corp.	* ##	42,300	437,382
	Sturm Ruger & Co	*	74,000	710,400
				1,147,782
	Food-Wholesale/Distribution - 0.8%
	Spartan Stores, Inc.	##	33,800	707,434

	Footwear & Related Apparel - 0.7%
	Iconix Brand Group, Inc.	*	29,600	573,944

	Health Care Cost Containment - 0.6%
	Corvel Corp	* ##	11,800	561,326

	Housewares - 1.1%
	National Presto Industries, Inc.	##	15,600	933,972

	Human Resources - 0.6%
	Kenexa Corp.	* ##	16,300	542,138

	Industrial Audio & Video Products - 0.8%
	SRS Labs, Inc.	* ##	65,600	709,792

	Industrial Automation/Robotics - 0.6%
	Gerber Scientific, Inc.	* ##	41,700	523,752

	Internet Applications Software - 2.4%
	Cybersource Corp.	*	57,900	638,058
	Interwoven, Inc.	* ##	50,900	746,703
	Vocus, Inc.	* ##	38,400	645,120
				2,029,881
	Internet Connectivity Services - 0.7%
	Cogent Communications Group, Inc.	* ##	38,000	616,360

	Internet Content-Info/News - 0.7%
	The Knot, Inc.	* ##	22,700	595,648

	Lighting Products & Systems - 0.9%
	Color Kinetics, Inc.	* ##	35,000	747,250

	Machinery-Farm - 0.8%
	Lindsay Manufacturing Co.	##	21,200	692,180

	Machinery-General Industry - 1.1%
	Robbins & Myers, Inc.	##	19,900	913,808

	Machinery-Pumps - 1.1%
	Gorman-Rupp Co.	##	24,675	912,235

	Medical Information Systems - 0.8%
	Phase Forward, Inc.	* ##	48,700	729,526

	Medical Instruments - 2.1%
	Cambridge Heart, Inc.	* ##	194,800	537,648
	Conceptus, Inc.	*	31,900	679,151
	Micrus Endovascular Corp.	* ##	32,700	623,916
				1,840,715
	Medical Laser Systems - 0.6%
	Cynosure, Inc. Cl. A	* ##	33,900	536,637

	Medical Products - 1.9%
	Metabolix, Inc.	*	28,300	536,002
	Minrad International, Inc.	* ##	88,200	481,572
	Northstar Neuroscience, Inc.	* ##	41,300	593,894
				1,611,468
	Medical-Biomedical/Genetics - 2.6%
	Advanced Magnetics, Inc.	* ##	10,800	644,976
	Genomic Health, Inc.	* ##	27,500	511,500
	GTX, Inc.	* ##	35,800	638,672
	Savient Pharmaceuticals	* ##	43,500	487,635
				2,282,783
	Medical-Drugs - 2.0%
	Akorn, Inc.	*	99,900	624,375
	Array BioPharma, Inc.	* ##	44,100	569,772
	Auxilium Pharmaceuticals, Inc.	* ##	38,600	567,034
				1,761,181
	Medical-Nursing Homes - 0.8%
	Sun Healthcare Group, Inc.	* ##	53,200	671,916

	Medical-Outpatient/Home Medical Care - 1.0%
	LHC Group, Inc.	* ##	29,000	826,790

	Metal Processors & Fabrication - 2.5%
	Ampco-Pittsburg Corp.		16,900	565,812
	CIRCOR International, Inc.	##	20,600	757,874
	RBC Bearings, Inc.	* ##	29,000	831,140
				2,154,826
	Non-Ferrous Metals - 0.9%
	Brush Engineered Materials, Inc.	* ##	24,000	810,480

	Oil Companies-Exploration & Production - 2.8%
	Arena Resources, Inc.	* ##	12,100	516,791
	Double Eagle Petroleum Co.	*	25,000	614,250
	Exploration Co. of Delaware, Inc.	* ##	48,600	648,324
	Petroquest Energy, Inc.	* ##	49,100	625,534
				2,404,899
	Oil Field Machinery & Equipment - 0.8%
	Gulf Island Fabrication, Inc.		19,500	719,550

	Oil-Field Services - 0.8%
	Trico Marine Services, Inc.	* ##	17,700	678,087

	Pollution Control - 0.8%
	Fuel Tech, Inc.	* ##	27,900	687,456

	Power Conversion/Supply Equipment - 0.7%
	Powell Industries, Inc.	*	20,600	650,342

	Private Corrections - 0.9%
	The Geo Group, Inc.	*	19,900	746,648

	Property/Casualty Insurance - 1.5%
	Navigators Group, Inc.	*	12,800	616,704
	Tower Group, Inc.	##	21,300	661,791
				1,278,495
	Real Estate Operation/Development - 0.7%
	Avatar Holdings, Inc.	* ##	7,600	614,460

	REITS-Apartments - 0.7%
	Associated Estates Realty Corp.		41,100	564,714

	Resorts/Theme Parks - 0.8%
	Great Wolf Resorts, Inc.	*	52,700	735,692

	Retail-Apparel/Shoe - 2.8%
	Cache, Inc.	*	31,100	784,964
	Casual Male Retail Group, Inc.	* ##	38,100	497,205
	Mothers Work, Inc.	* ##	14,100	555,399
	Wet Seal, Inc. Cl. A	*	88,900	592,963
				2,430,531
	Retail-Arts & Crafts - 0.8%
	AC Moore Arts & Crafts, Inc.	*	33,100	717,277

	Retail-Discount - 0.6%
	Duckwall-ALCO Stores, Inc.	*	13,900	542,100

	Retail-Miscellaneous/Diversified - 0.7%
	Pricesmart, Inc.	* ##	33,800	605,358

	Retail-Restaurants - 0.9%
	Benihana, Inc. Cl. A	*	26,300	807,410

	Retirement/Aged Care - 0.9%
	Five Star Quality Care, Inc.	* ##	69,800	778,270

	Seismic Data Collection - 0.8%
	Dawson Geophysical Co.	*	18,700	681,241

	Semiconductor Components-Integrated Circuits - 1.9%
	Anadigics, Inc.	* ##	47,200	418,192
	Pericom Semiconductor Corp.	*	54,100	620,527
	Techwell, Inc.	* ##	37,000	594,220
				1,632,939
	Semiconductor Equipment - 0.6%
	Ultra Clean Holdings, Inc.	* ##	42,900	529,815

	Steel-Producers - 0.3%
	Claymont Steel Holdings, Inc.	* ##	13,100	240,909

	Telecommunications Equipment Fiber Optics - 2.2%
	C-COR, Inc.	* ##	64,400	717,416
	Harmonic, Inc.	*	73,500	534,345
	Oplink Communications, Inc.	*	31,900	655,864
				1,907,625
	Telecommunications Services - 1.4%
	Cbeyond Communications, Inc.	* ##	16,500	504,735
	Consolidated Communications Holdings, Inc.	##	34,600	723,140
				1,227,875
	Textile-Apparel - 1.1%
	Perry Ellis International, Inc.	*	22,400	918,400

	Therapeutics - 1.5%
	Alnylam Pharmaceuticals, Inc.	* ##	34,900	746,860
	Osiris Therapeutics, Inc.	* ##	21,800	551,976
				1,298,836
	Transactional Software - 0.8%
	Synchronoss Technolgies, Inc.	*	48,700	668,164

	Transport-Marine - 1.1%
	Genco Shipping & Trading, Ltd.		34,700	969,518

	TOTAL COMMON STOCK
	(Cost: $72,047,883)			86,148,610
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 40.5%
	Money Market Funds - 40.2%
	Boston Global Investment Trust - Enhanced Portfolio, 5.290%**		$34,654,301	34,654,301

	Time Deposit - 0.3%
	Bank of America London
	4.550%, 01/01/07		207,904	207,904

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $34,862,205)			34,862,205

	TOTAL INVESTMENTS - 140.4%
	(Cost: $106,910,088)			121,010,815
	LIABILITIES IN EXCESS OF OTHER ASSETS - (40.4%)			(34,807,960)
	NET ASSETS - 100.0%			$86,202,855

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds
	from security loans.
##	All or a portion of the Fund's holdings in this security was on
	loan as of 12/31/06.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	U.S. EMERGING GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 99.7%
	Advertising Services - 0.8%
	inVentiv Health, Inc.	*	2,400	$84,840

	Aerospace/Defense-Equipment - 2.7%
	AAR Corp.	*	3,400	99,246
	BE Aerospace, Inc.	*	2,000	51,360
	Moog, Inc. Cl. A	*##	1,600	61,104
	Orbital Sciences Corp.	*	3,700	68,228
				279,938
	Agricultural Chemicals - 0.8%
	CF Industries Holdings, Inc.		3,100	79,484

	Agricultural Operations - 0.5%
	Andersons, Inc.	##	1,263	53,539

	Apparel Manufacturers - 0.6%
	Phillips-Van Heusen Corp.		1,200	60,204

	Applications Software - 0.6%
	Actuate Corp.	*	9,800	58,212

	Auto/Truck Parts & Equipment-Original - 0.4%
	Fuel Systems Solutions, Inc.	*##	2,000	44,160

	Building & Construction-Miscellaneous - 0.8%
	Layne Christensen Co.	*	2,400	78,792

	Building-Heavy Construction - 1.5%
	Infrasource Services, Inc.	*	3,600	78,372
	Perini Corp.	*	2,500	76,950
				155,322
	Building-Maintenance & Service - 0.6%
	Healthcare Services Group	##	2,200	63,712

	Commercial Services - 2.2%
	ICT Group, Inc.	*	1,600	50,544
	PeopleSupport, Inc.	*##	3,900	82,095
	TeleTech Holdings, Inc.	*	4,000	95,520
				228,159
	Commercial Services-Finance - 1.6%
	Coinstar, Inc.	*	1,800	55,026
	Dollar Financial Corp.	*	2,700	75,222
	Jackson Hewitt Tax Service, Inc.	##	1,200	40,764
				171,012
	Communications Software - 0.5%
	Smith Micro Software, Inc.	*##	3,500	49,665

	Computer Services - 0.5%
	Ness Technologies, Inc.	*	3,600	51,336

	Computers - 0.7%
	Rackable Systems, Inc.	*##	2,200	68,134

	Computers-Integrated Systems - 0.6%
	Radiant Systems, Inc.	*##	5,900	61,596

	Computers-Memory Devices - 0.7%
	Simpletech, Inc.	*##	5,500	69,740

	Computers-Peripheral Equipment - 0.9%
	Sigma Designs, Inc.	*##	3,500	89,075

	Consulting Services - 0.7%
	Watson Wyatt Worldwide, Inc. Cl. A		1,700	76,755

	Consumer Products-Miscellaneous - 0.7%
	Helen of Troy, Ltd.	*	3,100	75,206

	Diagnostic Equipment - 0.6%
	Immucor, Inc.	*	2,100	61,383

	Diagnostic Kits - 0.6%
	Inverness Medical Innovations, Inc.	*##	1,600	61,920

	Disposable Medical Products - 0.6%
	ICU Medical, Inc.	*	1,600	65,088

	Distribution/Wholesale - 1.2%
	Brightpoint, Inc.	*	5,100	68,595
	Houston Wire & Cable Co.	*##	2,800	58,520
				127,115
	Diversified Manufacturing Operations - 1.4%
	Ameron International Corp.		1,000	76,370
	Koppers Holdings, Inc.	##	2,700	70,389
				146,759
	Electronic Components-Semiconductors - 2.3%
	Diodes, Inc.	*##	1,300	46,124
	Silicon Image, Inc.	*	5,500	69,960
	Supertex, Inc.	*	1,400	54,950
	Syntax Brillian Corp.	*##	7,700	66,143
				237,177
	Electronic Measure Instruments - 0.5%
	Eagle Test Systems, Inc.	*	3,300	48,114

	Electronic Parts Distribution - 0.5%
	NU Horizons Electronics Corp.	*	4,800	49,392

	Energy-Alternate Sources - 0.5%
	Sunpower Corp. Cl. A	*##	1,400	52,038

	Engineering/R & D Services - 0.6%
	URS Corp.	*	1,400	59,990

	Enterprise Software/Services - 2.7%
	Concur Technologies, Inc.	*##	4,100	65,764
	Mantech International Corp. Cl. A	*	2,200	81,026
	Sybase, Inc.	*	2,300	56,810
	Ultimate Software Group, Inc.	*##	3,300	76,758
				280,358
	Entertainment Software - 0.5%
	THQ, Inc.	*	1,750	56,910

	Finance-Consumer Loans - 0.5%
	World Acceptance Corp.	*	1,200	56,340

	Finance-Investment Bankers/Brokers - 1.0%
	Cowen Group, Inc.	*	2,900	61,335
	SWS Group, Inc.		1,200	42,840
				104,175
	Finance-Other Services - 0.8%
	GFI Group, Inc.	*	1,400	87,164

	Firearms & Ammunition - 0.4%
	Smith & Wesson Holding Corp.	*##	3,800	39,292

	Footwear & Related Apparel - 2.3%
	CROCS, Inc.	*##	1,300	56,160
	Iconix Brand Group, Inc.	*	5,400	104,706
	Skechers USA, Inc. Cl. A	*	2,300	76,613
				237,479
	Hotels & Motels - 0.5%
	Orient Express Hotels, Ltd. Cl. A		1,000	47,320

	Human Resources - 0.6%
	Kforce, Inc.	*	5,100	62,067

	Industrial Automation/Robotics - 0.6%
	Gerber Scientific, Inc.	*	5,200	65,312

	Internet Applications Software - 2.3%
	Cybersource Corp.	*##	7,000	77,140
	Dealertrack Holdings, Inc.	*##	1,800	52,956
	Vignette Corp.	*##	3,300	56,331
	WebEx Communications, Inc.	*	1,400	48,846
				235,273
	Internet Connectivity Services - 0.7%
	Cogent Communications Group, Inc.	*	4,400	71,368

	Internet Content-Info/News - 1.1%
	The Knot, Inc.	*##	2,500	65,600
	TheStreet.com, Inc.	##	5,300	47,170
				112,770
	Internet Infrastructure Equipment - 0.5%
	Avocent Corp.	*	1,400	47,390

	Internet Infrastructure Software - 0.8%
	RADvision, Ltd.	*	4,200	84,336

	Investment Management/Advisor Services - 0.7%
	Affiliated Managers Group, Inc.	*##	700	73,591

	Lasers-Systems/Components - 0.6%
	II-VI, Inc.	*	2,300	64,262

	Lighting Products & Systems - 0.3%
	Color Kinetics, Inc.	*##	1,500	32,025

	Machinery-General Industry - 2.5%
	Chart Industries, Inc.	*	4,300	69,703
	Gardner Denver, Inc.	*	1,900	70,889
	Kadant, Inc.	*	2,400	58,512
	Middleby Corp.	*	600	62,802
				261,906
	Medical Information Systems - 1.6%
	Allscripts Healthcare Solutions, Inc.	*##	3,300	89,067
	Phase Forward, Inc.	*	5,200	77,896
				166,963
	Medical Instruments - 3.0%
	Arthrocare Corp.	*##	900	35,928
	Conceptus, Inc.	*	3,000	63,870
	Micrus Endovascular Corp.	*##	4,300	82,044
	NuVasive, Inc.	*##	3,300	76,230
	Spectranetics Corp.	*##	4,900	55,321
				313,393
	Medical Labs & Testing Services - 0.9%
	Icon PLC - ADR	*	2,400	90,480

	Medical Laser Systems - 0.3%
	Cutera, Inc.	*	1,300	35,100

	Medical Products - 1.2%
	Metabolix, Inc.	*	2,900	54,926
	Viasys Healthcare, Inc.	*	2,400	66,768
				121,694
	Medical-Biomedical/Genetics - 2.5%
	Arena Pharmaceuticals, Inc.	*	4,300	55,513
	InterMune, Inc.	*	2,800	86,100
	Keryx Biopharmaceuticals, Inc.	*##	5,100	67,830
	Omrix Biopharmaceuticals, Inc.	*##	1,600	48,416
				257,859
	Medical-Drugs - 2.7%
	Collagenex Pharmaceuticals, Inc.	*##	4,300	60,071
	Indevus Pharmaceuticals, Inc.	*##	7,100	50,410
	Medicis Pharmaceutical Corp. Cl. A		1,700	59,721
	New River Pharmaceuticals	*##	1,000	54,710
	OSI Pharmaceuticals, Inc.	*	1,600	55,968
				280,880
	Medical-HMO - 0.5%
	WellCare Health Plans, Inc.	*	700	48,230

	Medical-Outpatient/Home Medical Care - 0.6%
	Hythiam, Inc.	*##	6,500	60,060

	Metal Processors & Fabrication - 1.5%
	CIRCOR International, Inc.	##	2,000	73,580
	RBC Bearings, Inc.	*	3,000	85,980
				159,560
	Non-Ferrous Metals - 0.7%
	Brush Engineered Materials, Inc.	*##	2,100	70,917

	Office Furnishings-Original - 1.5%
	Interface, Inc. Cl. A	*	5,400	76,788
	Knoll, Inc.		3,400	74,800
				151,588
	Oil Field Machinery & Equipment - 0.4%
	Universal Compression Holdings, Inc.	*	600	37,266

	Oil-Field Services - 1.0%
	Hornbeck Offshore Services, Inc.	*	1,617	57,727
	Oceaneering International, Inc.	*	1,300	51,610
				109,337
	Physical Practice Management - 0.4%
	Matria Healthcare, Inc.	*##	1,600	45,968

	Physical Therapy/Rehabilitation Centers - 0.8%
	Psychiatric Solutions, Inc.	*	2,200	82,544

	Pollution Control - 0.8%
	Fuel Tech, Inc.	*##	3,400	83,776

	Private Corrections - 1.6%
	Corrections Corp. of America	*	1,350	61,060
	The Geo Group, Inc.	*	2,700	101,304
				162,364
	Property/Casualty Insurance - 4.1%
	21st Century Holding, Co.	##	2,900	68,875
	American Physicians Capital, Inc.	*##	2,250	90,090
	Argonaut Group, Inc.	*	1,900	66,234
	Navigators Group, Inc.	*	1,400	67,452
	Ohio Casualty Corp.		2,500	74,525
	Tower Group, Inc.		2,000	62,140
				429,316
	Real Estate Operation/Development - 0.4%
	Avatar Holdings, Inc.	*##	500	40,425

	Recreational Centers - 0.5%
	Town Sports International Holdings, Inc.	*##	3,300	54,384

	Research & Development - 0.6%
	Parexel International Corp.	*##	2,000	57,940

	Resorts/Theme Parks - 0.7%
	Vail Resorts, Inc.	*##	1,700	76,194

	Retail-Apparel/Shoe - 3.7%
	Cache, Inc.	*	2,700	68,148
	Charlotte Russe Holding, Inc.	*##	2,600	79,950
	DSW, Inc. Cl. A	*##	1,400	53,998
	Payless Shoesource, Inc.	*	1,900	62,358
	Talbots, Inc.	##	2,300	55,430
	Wet Seal, Inc. Cl. A	*	9,700	64,699
				384,583
	Retail-Arts & Crafts - 0.8%
	AC Moore Arts & Crafts, Inc.	*	3,800	82,346

	Retail-Jewelry - 0.8%
	Movado Group, Inc.		2,700	78,300

	Retail-Leisure Products - 0.5%
	MarineMax, Inc.	*##	2,100	54,453

	Retail-Petroleum Products - 0.6%
	World Fuel Services Corp.	##	1,500	66,690

	Retail-Restaurants - 1.0%
	Bob Evans Farms, Inc.	##	1,500	51,330
	CKE Restaurants, Inc.		2,700	49,680
				101,010
	Retail-Sporting Goods - 1.3%
	Hibbett Sporting Goods, Inc.	*	2,400	73,272
	Zumiez, Inc.	*##	2,100	62,034
				135,306
	Satellite Telecommunications - 0.8%
	Loral Space & Communications, Inc.	*##	2,100	85,512

	Savings & Loans/Thrifts-Southern US - 0.6%
	BankUnited Financial Corp. Cl. A	##	2,300	64,308

	Savings & Loans/Thrifts-Western US - 0.6%
	FirstFed Financial Corp.	*##	1,000	66,970

	Seismic Data Collection - 0.6%
	Input/Output, Inc.	*##	4,300	58,609

	Semiconductor Components-Integrated Circuits - 1.8%
	Anadigics, Inc.	*##	9,900	87,714
	Pericom Semiconductor Corp.	*	4,600	52,762
	Standard Microsystems Corp.	*	1,700	47,566
				188,042
	Semiconductor Equipment - 0.7%
	Ultra Clean Holdings, Inc.	*##	5,600	69,160

	Steel Pipe & Tube - 0.7%
	Valmont Industries, Inc.	##	1,300	72,137

	Telecommunications Equipment - 1.6%
	Arris Group, Inc.	*	3,500	43,785
	CommScope, Inc.	*	1,500	45,720
	Optium Corp.	*##	2,900	72,326
				161,831
	Telecommunications Equipment Fiber Optics - 0.6%
	Oplink Communications, Inc.	*	2,900	59,624

	Telecommunications Services - 1.1%
	NTELOS Holdings Corp.	*	3,400	60,792
	Time Warner Telecom, Inc. Cl. A	*	2,700	53,811
				114,603
	Therapeutics - 1.3%
	Alnylam Pharmaceuticals, Inc.	*##	2,700	57,780
	Isis Pharmaceuticals, Inc.	*	3,900	43,368
	Medicines Co.	*	1,200	38,064
				139,212
	Transactional Software - 1.7%
	Synchronoss Technolgies, Inc.	*	5,100	69,972
	VeriFone Holding, Inc.	*##	2,900	102,660
				172,632
	Transport-Marine - 0.4%
	American Commercial Lines, Inc.	*##	600	39,306

	Vitamins & Nutrition Products - 0.5%
	Herbalife, Ltd.	*	1,400	56,224

	Web Portals/ISP - 0.9%
	Trizetto Group, Inc.	*	5,000	91,850

	Wire & Cable Products - 1.5%
	General Cable Corp.	*	1,900	83,049
	Superior Essex, Inc.	*	2,100	69,825
				152,874
	Wireless Equipment - 0.7%
	Stratex Networks, Inc.	*	15,200	73,416

	TOTAL COMMON STOCK
	(Cost: $8,948,009)			10,332,431
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 30.2%
	Money Market Funds - 30.2%
	Boston Global Investment Trust - Enhanced Portfolio, 5.290%**
	(Cost: $3,135,175)		$3,135,175	$3,135,175

	TOTAL INVESTMENTS - 129.9%
	(Cost: $12,083,184)			13,467,606
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.9%)			(3,097,961)
	NET ASSETS - 100.0%			$10,369,645

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/06.
ADR - American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	U.S. SMALL CAP VALUE FUND
			Number
			of Shares	Value
	COMMON STOCK - 96.9%
	Aerospace/Defense-Equipment - 1.5%
	AAR Corp.	*	77,800	$2,270,982

	Auto/Truck Parts & Equipment-Replacement - 1.1%
	Aftermarket Technology Corp.	*	75,500	1,606,640

	B2B/E-Commerce - 1.0%
	webMethods, Inc.	*	193,400	1,423,424

	Building & Construction-Miscellaneous - 1.0%
	Dycom Industries, Inc.	*	72,800	1,537,536

	Building-Mobil Home/Manufactured Housing - 0.8%
	Champion Enterprises, Inc.	*	131,000	1,226,160

	Chemicals-Specialty - 1.5%
	Hercules, Inc.	*	114,600	2,212,926

	Commercial Banks-Central US - 6.1%
	Amcore Financial, Inc.		54,000	1,764,180
	Associated Banc-Corp.		50,000	1,744,000
	Macatawa Bank Corp.	##	63,826	1,356,934
	Marshall & Ilsley Corp.		31,540	1,517,389
	Mercantile Bank Corp.		34,965	1,318,180
	Oak Hill Financial, Inc.		47,400	1,328,148
				9,028,831
	Commercial Banks-Eastern US - 1.1%
	Provident Bankshares Corp.		44,700	1,591,320

	Commercial Banks-Southern US - 0.8%
	Intervest Bancshares Corp.	*	32,900	1,132,089

	Commercial Services - 1.1%
	PHH Corp.	*	57,800	1,668,686

	Commercial Services-Finance - 1.3%
	TNS, Inc.	*	96,100	1,849,925

	Communications Software - 0.6%
	Witness Systems, Inc.	*	47,500	832,675

	Computers-Peripheral Equipment - 0.8%
	Electronics for Imaging, Inc.	*	46,900	1,246,602

	Consumer Products-Miscellaneous - 1.2%
	Prestige Brands Holdings, Inc.	*	137,300	1,787,646

	Containers-Paper/Plastic - 1.0%
	Packaging Corp. of America		67,200	1,485,120

	Cosmetics & Toiletries - 0.7%
	Elizabeth Arden, Inc.	*	54,700	1,042,035

	Diversified Manufacturing Operations - 1.1%
	Griffon Corp.	*	65,400	1,667,700

	Diversified Operations - 0.7%
	Walter Industries, Inc.		40,500	1,095,525

	Electric-Integrated - 3.1%
	CMS Energy Corp.	*	139,500	2,329,650
	El Paso Electric Co.	*	95,300	2,322,461
				4,652,111
	Electronic Components-Miscellaneous - 2.8%
	Benchmark Electronics, Inc.	*	49,200	1,198,512
	Methode Electronics, Inc. Cl. A		137,100	1,484,793
	Rogers Corp.	*	25,500	1,508,325
				4,191,630
	Electronic Components-Semiconductors - 1.2%
	IXYS Corp.	*	110,600	984,340
	Semtech Corp.	*	58,900	769,823
				1,754,163
	Energy-Alternate Sources - 2.0%
	Covanta Holdings Corp.	*	93,300	2,056,332
	Headwaters, Inc.	*	39,600	948,816
				3,005,148
	Engineering/R & D Services - 1.3%
	URS Corp.	*	45,000	1,928,250

	Environment Monitoring - 0.6%
	Mine Safety Appliances Co.		22,700	831,955

	Finance-Auto Loans - 1.0%
	United PanAm Financial Corp.	*	101,900	1,402,144

	Finance-Investment Bankers/Brokers - 0.8%
	Knight Capital Group, Inc. Cl. A	*	60,600	1,161,702

	Food-Miscellaneous/Diversified - 1.0%
	Ralcorp Holdings, Inc.	*	28,300	1,440,187

	Gas-Distribution - 2.6%
	Energen Corp.		33,300	1,563,102
	UGI Corp.		82,500	2,250,600
				3,813,702
	Health Care Cost Containment - 0.7%
	Healthspring, Inc.	*	52,500	1,068,375

	Human Resources - 1.2%
	Korn/Ferry International	*	76,400	1,754,144

	Internet Applications Software - 1.1%
	Interwoven, Inc.	*	114,100	1,673,847

	Intimate Apparel - 1.4%
	The Warnaco Group, Inc.	*	82,900	2,104,002

	Lasers-Systems/Components - 0.7%
	Rofin-Sinar Technologies, Inc.	*	18,100	1,094,326

	Life/Health Insurance - 0.5%
	Scottish Re Group, Ltd.		124,700	665,898

	Machinery Tools & Related Products - 1.1%
	Kennametal, Inc.		28,700	1,688,995

	Machinery-General Industry - 2.3%
	Gardner Denver, Inc.	*	49,700	1,854,307
	Wabtec Corp.		52,400	1,591,912
				3,446,219
	Medical-Drugs - 0.6%
	Zymogenetics, Inc.	*	56,600	881,262

	Medical-HMO - 1.7%
	Centene Corp.	*	43,800	1,076,166
	Sierra Health Services, Inc.	*	39,000	1,405,560
				2,481,726
	Medical-Outpatient/Home Medical Care - 0.6%
	VistaCare, Inc. Cl. A	*	83,900	851,585

	Metal Processors & Fabrication - 2.0%
	Commercial Metals Co.		53,400	1,377,720
	Quanex Corp.		47,150	1,630,918
				3,008,638
	Metal-Aluminum - 1.6%
	Century Aluminum Co.	*	51,500	2,299,475

	Motion Pictures & Services - 1.0%
	Lions Gate Entertainment Corp.	*##	134,300	1,441,039

	Multimedia - 1.4%
	Gemstar - TV Guide International, Inc.	*	508,600	2,039,486

	Networking Products - 2.4%
	3Com Corp.	*	298,000	1,224,780
	Aeroflex, Inc.	*	106,100	1,243,492
	Foundry Networks, Inc.	*	77,100	1,154,958
				3,623,230
	Non-Ferrous Metals - 1.2%
	RTI International Metals, Inc.	*	22,400	1,752,128

	Oil Companies-Exploration & Production - 0.6%
	Forest Oil Corp.	*	27,900	911,772

	Oil-Field Services - 1.8%
	Horizon Offshore, Inc.	*	80,900	1,318,670
	Superior Energy Services	*	41,600	1,359,488
				2,678,158
	Physical Therapy/Rehabilitation Centers - 0.6%
	RehabCare Group, Inc.	*	60,600	899,910

	Power Conversion/Supply Equipment - 1.0%
	Power-One, Inc.	*	208,400	1,517,152

	Private Corrections - 1.0%
	Corrections Corp. of America	*	33,900	1,533,297

	Property/Casualty Insurance - 4.1%
	CastlePoint Holdings, Ltd. 144A	+#	237,400	2,611,400
	Navigators Group, Inc.	*	41,700	2,009,106
	Tower Group, Inc.		47,900	1,488,253
				6,108,759
	Radio - 1.1%
	Entercom Communications Corp.		28,700	808,766
	Radio One, Inc. Cl. D	*	111,100	748,814
				1,557,580
	REITS-Diversified - 1.6%
	Cousins Properties, Inc.		38,600	1,361,422
	Washington Real Estate Investment Trust		26,500	1,060,000
				2,421,422
	REITS-Health Care - 1.0%
	Ventas, Inc.		36,483	1,543,961

	REITS-Hotels - 1.4%
	Ashford Hospitality Trust, Inc.		77,600	966,120
	DiamondRock Hospitality Co. 144A	#	60,800	1,095,008
				2,061,128
	REITS-Mortgage - 4.1%
	JER Investors Trust, Inc.	*	42,000	868,140
	JER Investors Trust, Inc. 144A	#	63,800	1,318,746
	KKR Financial Corp.		80,850	2,165,972
	Newcastle Investment Corp.		57,200	1,791,504
				6,144,362
	REITS-Shopping Centers - 0.5%
	Equity One, Inc.		30,200	805,132

	Retail-Apparel/Shoe - 0.9%
	Charming Shoppes, Inc.	*	95,800	1,296,174

	Retail-Discount - 1.0%
	Tuesday Morning Corp.		90,800	1,411,940

	Savings & Loans/Thrifts-Central US - 1.4%
	First Indiana Corp.		52,600	1,333,936
	MAF Bancorp., Inc.		17,000	759,730
				2,093,666
	Savings & Loans/Thrifts-Eastern US - 0.9%
	Brookline Bancorp., Inc.		97,228	1,280,493

	Savings & Loans/Thrifts-Southern US - 0.8%
	Fidelity Bankshares, Inc.		30,300	1,202,001

	Semiconductor Components-Integrated Circuits - 1.9%
	ChipMos Technologies Bermuda, Ltd.	*	186,000	1,262,940
	Emulex Corp.	*	75,700	1,476,907
				2,739,847
	Semiconductor Equipment - 0.7%
	Mattson Technology, Inc.	*	117,500	1,095,100

	Steel Pipe &Tube - 0.7%
	Mueller Water Products, Inc. Cl. B	*##	66,924	997,166

	Telecommunications Equipment - 2.3%
	Adtran, Inc.		49,900	1,132,730
	Comtech Telecommunications Corp.	*	61,100	2,326,077
				3,458,807
	Therapeutics - 0.6%
	MGI Pharma, Inc.	*	51,700	951,797

	Tobacco - 1.2%
	Universal Corp.		35,100	1,720,251

	Transactional Software - 0.7%
	Transaction Systems Architects, Inc. Cl. A	*	33,600	1,094,352

	Transport-Air Freight - 1.3%
	ABX Air, Inc.	*	280,600	1,944,558

	Transport-Marine - 1.7%
	Quintana Maritime, Ltd.		226,600	2,497,132

	Wireless Equipment - 0.7%
	EFJ, Inc.	*	155,200	1,046,048

	TOTAL COMMON STOCK
	(Cost: $118,100,041)			143,773,154
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 4.6%
	Money Market Funds - 1.7%
	Boston Global Investment Trust - Enhanced Portfolio, 5.290%**		$2,462,404	$2,462,404

	Time Deposit - 2.9%
	Bank of America London
	4.550%, 01/02/07		4,349,858	4,349,858

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $6,812,261)			6,812,262

	TOTAL INVESTMENTS - 101.5%
	(Cost: $124,912,302)			150,585,416
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%)			(2,251,649)
	NET ASSETS - 100.0%			$148,333,767

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds
	from security loans.
+
Illiquid securities, valued by the advisor. The total cost of illiquid securities as of December 31, 2006 was $2,374,000. The total market value of illiquid securities at December 31, 2006 was $2,611,400 or 1.76% of net assets.

#	144A Security. Certain condition for public sale may exist.
	The total market value of 144A securities owned at December 31, 2006 was $5,025,154 or 3.39% of net assets.
##	All or a portion of the Fund's holdings in this security was on
	loan as of 12/31/06.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	U.S. LARGE CAP VALUE FUND
			Number
			of Shares	Value
	COMMON STOCK - 97.4%
	Aerospace/Defense-Equipment - 1.5%
	United Technologies Corp.		7,700	$481,404

	Applications Software - 3.6%
	Microsoft Corp.		39,100	1,167,526

	Building Products-Cement/Aggregate - 1.5%
	Martin Marietta Materials, Inc.		4,600	477,986

	Cable TV - 1.4%
	Comcast Corp. Cl. A	*	10,700	452,931

	Computers - 1.9%
	International Business Machines Corp.		6,400	621,760

	Diversified Manufacturing Operations - 12.6%
	3M Co.		8,100	631,233
	General Electric Co.		38,500	1,432,585
	ITT Corp.		25,900	1,471,638
	Textron, Inc.		6,100	571,997
				4,107,453
	Electric-Integrated - 1.8%
	Exelon Corp.		9,700	600,333

	Fiduciary Banks - 1.2%
	Bank of New York Co., Inc.		10,200	401,574

	Finance-Investment Bankers/Brokers - 9.7%
	Citigroup, Inc.		25,100	1,398,070
	Goldman Sachs Group, Inc.		3,000	598,050
	Morgan Stanley		14,400	1,172,592
				3,168,712
	Finance-Mortgage Loan/Banker - 4.5%
	Countrywide Financial Corp.		34,600	1,468,770

	Medical-Drugs - 3.4%
	Abbott Laboratories		6,400	311,744
	Pfizer, Inc.		30,900	800,310
				1,112,054
	Medical-HMO - 2.5%
	WellPoint, Inc.	*	10,500	826,245

	Multi-line Insurance - 6.5%
	Allstate Corp.		9,900	644,589
	American International Group, Inc.		20,500	1,469,030
				2,113,619
	Multimedia - 4.8%
	Time Warner, Inc.		54,300	1,182,654
	Walt Disney Co.		10,600	363,262
				1,545,916
	Oil Companies-Exploration & Production - 4.3%
	Apache Corp.		20,950	1,393,384

	Oil Companies-Integrated - 6.2%
	ConocoPhillips		21,020	1,512,389
	Marathon Oil Corp.		5,300	490,250
				2,002,639
	Oil Refining & Marketing - 2.5%
	Valero Energy Corp.		15,800	808,328

	Retail-Regional Department Stores - 4.2%
	Federated Department Stores, Inc.		35,500	1,353,615

	Savings & Loans/Thrifts-Western US - 3.6%
	Washington Mutual, Inc.		25,500	1,159,995

	Super-Regional Banks-US - 13.8%
	Bank of America Corp.		8,712	465,134
	Capital One Financial Corp.		18,397	1,413,290
	US Bancorp		35,800	1,295,602
	Wells Fargo & Co.		37,200	1,322,832
				4,496,858
	Telephone-Integrated - 4.0%
	Sprint Nextel Corp.		69,200	1,307,188

	Tobacco - 1.9%
	Altria Group, Inc.		7,100	609,322

	TOTAL COMMON STOCK
	(Cost: $24,673,919)			31,677,612
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 2.3%
	Time Deposit - 2.3%
	Bank of America London
	4.550%, 01/01/07
	(Cost: $751,102)		$751,102	$751,102

	TOTAL INVESTMENTS - 99.7%
	(Cost: $25,425,021)			32,428,714
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			92,405
	NET ASSETS - 100.0%			$32,521,119

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	U.S. SYSTEMATIC LARGE CAP GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 99.6%
	Aerospace/Defense - 4.1%
	Boeing Co.		2,200	$195,448
	Lockheed Martin Corp.		2,800	257,796
	Raytheon Co.		4,200	221,760
				675,004
	Airlines - 0.6%
	AMR Corp.	*	3,500	105,805

	Applications Software - 5.3%
	Microsoft Corp.		29,100	868,926

	Auto/Truck Parts & Equipment-Original - 0.5%
	Johnson Controls, Inc.		1,000	85,920

	Beverages-non-Alcoholic - 2.1%
	Coca-Cola Co.		7,200	347,400

	Brewery - 2.1%
	Anheuser-Busch Cos., Inc.		3,500	172,200
	Molson Coors Brewing Co. Cl. B		2,300	175,812
				348,012
	Cable TV - 1.0%
	Comcast Corp. Cl. A	*	3,900	165,087

	Computers - 7.2%
	Hewlett-Packard Co.		9,000	370,710
	International Business Machines Corp.		5,700	553,755
	Sun Microsystems, Inc.	*	46,600	252,572
				1,177,037
	Computers-Integrated Systems - 0.6%
	Diebold, Inc.		2,200	102,520

	Computers-Memory Devices - 1.3%
	Network Appliance, Inc.	*	5,300	208,184

	Cosmetics & Toiletries - 0.6%
	Procter & Gamble Co.		1,575	101,225

	Diversified Manufacturing Operations - 5.9%
	3M Co.		2,000	155,860
	Cooper Industries, Ltd. Cl. A		1,800	162,774
	General Electric Co.		11,600	431,636
	Parker-Hannifin Corp.		2,800	215,264
				965,534
	E-Commerce/Products - 0.5%
	Nutri/System, Inc.	*	1,300	82,407

	E-Commerce/Services - 2.3%
	eBay, Inc.	*	3,900	117,273
	Emdeon Corp.	*	12,800	158,592
	IAC/InterActiveCorp.	*	2,700	100,332
				376,197
	Electronic Components-Semiconductors - 2.7%
	Intel Corp.		14,800	299,700
	MEMC Electronic Materials, Inc.	*	3,800	148,732
				448,432
	Electronic Connectors - 1.0%
	Thomas & Betts Corp.	*	3,400	160,752

	Electronic Measure Instruments - 1.1%
	Agilent Technologies, Inc.	*	5,000	174,250

	Enterprise Software/Services - 3.5%
	BEA Systems, Inc.	*	15,900	200,022
	Oracle Corp.	*	21,700	371,938
				571,960
	Finance-Investment Bankers/Brokers - 2.4%
	Goldman Sachs Group, Inc.		700	139,545
	Morgan Stanley		3,100	252,433
				391,978
	Food-Miscellaneous/Diversified - 0.7%
	General Mills, Inc.		2,100	120,960

	Health Care Cost Containment - 1.5%
	McKesson Corp.		4,800	243,360

	Home Decoration Products - 0.7%
	Newell Rubbermaid, Inc.		4,200	121,590

	Human Resources - 1.3%
	Manpower, Inc.		2,900	217,297

	Life/Health Insurance - 1.1%
	Cigna Corp.		1,400	184,198

	Medical Information Systems - 1.0%
	IMS Health, Inc.		5,900	162,132

	Medical Labs & Testing Services - 1.4%
	Laboratory Corp. of America Holdings	*	3,100	227,757

	Medical Products - 5.4%
	Baxter International, Inc.		4,900	227,311
	Johnson & Johnson		9,800	646,996
				874,307
	Medical-Biomedical/Genetics - 1.7%
	Amgen, Inc.	*	2,900	198,099
	Biogen Idec, Inc.	*	1,600	78,704
				276,803
	Medical-Drugs - 4.0%
	Abbott Laboratories		6,200	302,002
	Schering Plough Corp.		7,400	174,936
	Wyeth		3,300	168,036
				644,974
	Medical-HMO - 3.7%
	UnitedHealth Group, Inc.		7,400	397,602
	WellCare Health Plans, Inc.	*	3,100	213,590
				611,192
	Medical-Wholesale Drug Distributors - 0.7%
	Cardinal Health, Inc.		1,700	109,531

	Metal-Copper - 0.7%
	Phelps Dodge Corp.		1,000	119,720

	Metal-Diversified - 1.0%
	Freeport-McMoRan Copper & Gold, Inc. Cl. B		2,800	156,044

	Multimedia - 2.7%
	News Corp., Inc. Cl. B		7,300	162,498
	Walt Disney Co.		8,300	284,441
				446,939
	Networking Products - 3.7%
	Cisco Systems, Inc.	*	22,100	603,993

	Oil Companies-Exploration & Production - 1.2%
	Devon Energy Corp.		2,900	194,532

	Oil Refining & Marketing - 1.9%
	Frontier Oil Corp.		4,900	140,826
	Valero Energy Corp.		3,200	163,712
				304,538
	Pharmacy Services - 1.5%
	Caremark Rx, Inc.		1,700	97,087
	Medco Health Solutions, Inc.	*	2,900	154,976
				252,063
	Publishing-Newspapers - 0.6%
	Gannett Co., Inc.		1,600	96,736

	Retail-Apparel/Shoe - 1.2%
	Nordstrom, Inc.		3,800	187,492

	Retail-Discount - 2.6%
	Dollar Tree Stores, Inc.	*	7,000	210,700
	Wal-Mart Stores, Inc.		4,500	207,810
				418,510
	Retail-Major Department Stores - 1.7%
	JC Penney Co., Inc.		3,500	270,760

	Retail-Regional Department Stores - 2.7%
	Federated Department Stores, Inc.		4,400	167,772
	Kohl's Corp.	*	3,900	266,877
				434,649
	Retail-Restaurants - 1.2%
	McDonald's Corp.		4,300	190,619

	Semiconductor Components-Integrated Circuits - 0.5%
	Integrated Device Technology, Inc.	*	4,900	75,852

	Telephone-Integrated - 1.4%
	Level 3 Communications, Inc.	*	39,600	221,760

	Tobacco - 1.2%
	Altria Group, Inc.		2,200	188,804

	Toys - 1.5%
	Mattel, Inc.		10,700	242,462

	Transport-Rail - 0.6%
	CSX Corp.		2,800	96,404

	Web Portals/ISP - 1.4%
	Google, Inc. Cl. A	*	500	230,240

	Wireless Equipment - 2.3%
	Motorola, Inc.		4,500	92,520
	QUALCOMM, Inc.		7,500	283,425
				375,945
	TOTAL COMMON STOCK
	(Cost: $14,260,555)			16,258,793

	TOTAL INVESTMENTS - 99.6%
	(Cost: $14,260,555)			16,258,793
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			69,980
	NET ASSETS - 100.0%			$16,328,773

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	U.S. SYSTEMATIC MID CAP GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 98.2%
	Airlines - 3.7%
	AMR Corp.	*	27,500	$831,325
	Continental Airlines, Inc. Cl. B	*	20,400	841,500
				1,672,825
	Apparel Manufacturers - 0.9%
	Phillips-Van Heusen Corp.		8,300	416,411

	Applications Software - 1.4%
	Compuware Corp.	*	79,100	658,903

	Athletic Footwear - 1.1%
	Nike, Inc. Cl. B		5,000	495,150

	Beverages-non-Alcoholic - 0.6%
	Hansen Natural Corp.	*	8,300	279,544

	Brewery - 1.3%
	Molson Coors Brewing Co. Cl. B		8,000	611,520

	Building Products-Cement/Aggregate - 1.1%
	Eagle Materials, Inc.		12,100	523,083

	Building Products-Wood - 1.1%
	Masco Corp.		17,200	513,764

	Building-Maintenance & Service - 1.2%
	Rollins, Inc.		24,300	537,273

	Chemicals-Specialty - 2.6%
	Ashland, Inc.		8,500	588,030
	International Flavors & Fragrances, Inc.		12,100	594,836
				1,182,866
	Commercial Banks-Southern US - 1.0%
	Synovus Financial Corp.		15,200	468,616

	Commercial Services-Finance - 1.3%
	Equifax, Inc.		14,700	596,820

	Computer Services - 0.9%
	Electronic Data Systems Corp.		15,000	413,250

	Computers-Integrated Systems - 0.9%
	Brocade Communications Systems, Inc.	*	50,600	415,426

	Computers-Memory Devices - 0.7%
	Network Appliance, Inc.	*	8,100	318,168

	Cosmetics & Toiletries - 1.4%
	Estee Lauder Cos., Inc. Cl. A		16,100	657,202

	Data Processing/Management - 1.5%
	Dun & Bradstreet Corp.	*	8,500	703,715

	Distribution/Wholesale - 2.7%
	Genuine Parts Co.		13,700	649,791
	WW Grainger, Inc.		8,500	594,490
				1,244,281
	Diversified Manufacturing Operations - 3.8%
	Dover Corp.		13,700	671,574
	ITT Corp.		5,000	284,100
	Parker-Hannifin Corp.		3,200	246,016
	Teleflex, Inc.		8,500	548,760
				1,750,450
	E-Commerce/Services - 1.4%
	Emdeon Corp.	*	49,800	617,022

	Electronic Components-Semiconductors - 5.4%
	Advanced Micro Devices, Inc.	*	23,800	484,330
	Intersil Corp. Cl. A		7,200	172,224
	MEMC Electronic Materials, Inc.	*	17,200	673,208
	Micron Technology, Inc.	*	30,800	429,968
	QLogic Corp.	*	31,300	686,096
				2,445,826
	Electronic Connectors - 1.3%
	Thomas & Betts Corp.	*	12,300	581,544

	Electronic Measure Instruments - 2.1%
	Agilent Technologies, Inc.	*	18,700	651,695
	Tektronix, Inc.		10,900	317,953
				969,648
	Electronics-Military - 1.1%
	L-3 Communications Holdings, Inc.		6,400	523,392

	E-Marketing/Information - 0.6%
	Digital River, Inc.	*	4,800	267,792

	Finance-Commercial - 0.5%
	CIT Group, Inc.		4,200	234,234

	Finance-Consumer Loans - 1.2%
	First Marblehead Corp.		9,600	524,640

	Food-Miscellaneous/Diversified - 2.7%
	ConAgra Foods, Inc.		20,600	556,200
	HJ Heinz Co.		15,300	688,653
				1,244,853
	Funeral Services & Related Items - 0.5%
	Service Corp. International		23,600	241,900

	Independent Power Producer - 2.4%
	Dynegy, Inc. Cl. A	*	70,000	506,800
	Mirant Corp.	*	17,900	565,103
				1,071,903
	Instruments-Controls - 1.2%
	Mettler Toledo International	*	6,900	544,065

	Instruments-Scientific - 0.7%
	PerkinElmer, Inc.		15,300	340,119

	Investment Management/Advisor Services - 1.4%
	Franklin Resources, Inc.		5,900	650,003

	Life/Health Insurance - 1.3%
	Cigna Corp.		4,600	605,222

	Medical Information Systems - 1.4%
	IMS Health, Inc.		22,800	626,544

	Medical Labs & Testing Services - 1.4%
	Quest Diagnotics, Inc.		11,800	625,400

	Medical Products - 0.5%
	Zimmer Holdings, Inc.	*	2,900	227,302

	Medical-Biomedical/Genetics - 0.9%
	Vertex Pharmaceutical, Inc.	*	10,400	389,168

	Medical-Drugs - 2.0%
	Forest Laboratories, Inc.	*	17,700	895,620

	Medical-Generic Drugs - 0.9%
	Barr Pharmaceuticals, Inc.	*	8,300	415,996

	Medical-HMO - 1.3%
	Coventry Health Care, Inc.	*	6,225	311,561
	Humana, Inc.	*	5,000	276,550
				588,111
	Medical-Hospitals - 0.8%
	Universal Health Services, Inc. Cl. B		6,500	360,295

	Medical-Outpatient/Home Medical Care - 0.4%
	Lincare Holdings, Inc.	*	4,500	179,280

	Metal-Diversified - 0.9%
	Freeport-McMoRan Copper & Gold, Inc. Cl. B		7,700	429,121

	Multi-line Insurance - 2.2%
	Assurant, Inc.		10,100	558,025
	CNA Financial Corp.	*	11,500	463,680
				1,021,705
	Oil & Gas Drilling - 3.4%
	Diamond Offshore Drilling, Inc.		3,200	255,808
	ENSCO International, Inc.		12,000	600,720
	Pride International, Inc.	*	10,500	315,105
	Rowan Cos., Inc.		11,200	371,840
				1,543,473
	Oil Field Machinery & Equipment - 1.4%
	Grant Prideco, Inc.	*	16,000	636,320

	Oil-Field Services - 3.1%
	Helix Energy Solutions Group, Inc.	*	5,600	175,672
	Superior Energy Services	*	21,100	689,548
	Tidewater, Inc.		11,300	546,468
				1,411,688
	Paper & Related Products - 0.8%
	Temple-Inland, Inc.		7,800	359,034

	Pipelines - 0.6%
	El Paso Corp.		16,500	252,120

	Private Corrections - 1.3%
	Corrections Corp. of America	*	12,900	583,467

	Property/Casualty Insurance - 1.4%
	WR Berkley Corp.		18,675	644,474

	Real Estate Management/Services - 1.4%
	CB Richard Ellis Group, Inc. Cl. A	*	18,700	620,840

	Retail-Apparel/Shoe - 1.7%
	Nordstrom, Inc.		16,100	794,374

	Retail-Auto Parts - 0.8%
	Autozone, Inc.	*	3,200	369,792

	Retail-Bedding - 0.5%
	Bed Bath & Beyond, Inc.	*	6,400	243,840

	Retail-Computer Equipment - 0.8%
	GameStop Corp. Cl. A	*	6,400	352,704

	Retail-Discount - 1.2%
	Family Dollar Stores, Inc.		19,000	557,270

	Retail-Major Department Stores - 0.8%
	JC Penney Co., Inc.		4,500	348,120

	Retail-Office Supplies - 0.8%
	Office Depot, Inc.	*	9,300	354,981

	Retail-Restaurants - 1.3%
	Brinker International, Inc.		7,700	232,232
	CBRL Group, Inc.		7,800	349,128
				581,360
	Semiconductor Components-Integrated Circuits - 2.0%
	Atmel Corp.	*	58,300	352,715
	Integrated Device Technology, Inc.	*	34,700	537,156
				889,871
	Semiconductor Equipment - 0.6%
	Lam Research Corp.	*	5,400	273,348

	Steel-Producers - 0.8%
	Nucor Corp.		6,400	349,824

	Telephone-Integrated - 1.8%
	Level 3 Communications, Inc.	*	146,600	820,960

	Television - 1.4%
	CBS Corp. Cl. B		21,200	661,016

	Tools-Hand Held - 1.4%
	Black & Decker Corp.		8,000	639,760

	Toys - 1.7%
	Mattel, Inc.		33,700	763,642

	Transport-Rail - 0.9%
	CSX Corp.		11,800	406,274

	Vitamins & Nutrition Products - 0.6%
	NBTY, Inc.	*	6,500	270,205

	TOTAL COMMON STOCK
	(Cost: $42,692,632)			44,808,729
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 1.9%
	Time Deposit - 1.9%
	Bank of America London
	4.550%, 01/02/07
	(Cost: $872,937)		$872,937	$872,937

	TOTAL INVESTMENTS - 100.1%
	(Cost: $43,565,569)			45,681,666
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)			(43,271)
	NET ASSETS - 100.0%			$45,638,395

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	U.S. CONVERTIBLE FUND
			Principal
			Amount	Value
	CONVERTIBLE CORPORATE BOND - 83.8%
	Advertising Sales - 1.7%
	Lamar Advertising Co.
	2.875%, 12/31/10		$1,700,000	$2,314,125

	Aerospace/Defense - 1.5%
	Lockheed Martin Corp.	++
	5.124%, 08/15/33		1,495,000	1,991,355

	Airlines - 2.2%
	Continental Airlines, Inc.
	5.000%, 06/15/23		620,000	1,367,100
	UAL Corp.
	4.500%, 06/30/21		1,105,000	1,593,620
				2,960,720
	Auto-Cars/Light Trucks - 1.1%
	Ford Motor Co.
	4.250%, 12/15/36		1,380,000	1,481,775

	Broadcast Services/Programming - 1.8%
	Liberty Media Corp.
	0.750%, 03/30/23		1,905,000	2,424,113

	Casino Hotels - 0.7%
	Mandalay Resort Group
	6.115%, 03/21/33		630,000	891,450

	Cellular Telecommunications - 2.6%
	Nextel Communications, Inc. Cl. A
	5.250%, 01/15/10		2,095,000	2,071,431
	NII Holdings, Inc.
	2.750%, 08/15/25		20,000	29,025
	NII Holdings, Inc. 144A	#
	2.750%, 08/15/25		940,000	1,364,175
				3,464,631
	Commercial Services - 2.0%
	Quanta Services, Inc.
	4.500%, 10/01/23		905,000	1,669,725
	Quanta Services, Inc. 144A	#
	3.750%, 04/30/26		870,000	984,188
				2,653,913
	Computer Services - 1.5%
	Electronic Data Systems Corp.
	3.875%, 07/15/23		1,880,000	2,004,550

	Computers - 1.7%
	Hewlett-Packard Co.
	0.000%, 10/14/17		3,220,000	2,322,425

	Computers-Memory Devices - 1.5%
	EMC Corp.
	1.750%, 12/01/11		1,885,000	1,962,756

	Diversified Manufacturing Operations - 1.7%
	Roper Industries, Inc.	++
	1.481%, 01/15/34		3,535,000	2,315,425

	E-Commerce/Products - 1.6%
	Priceline.com, Inc.
	0.750%, 09/30/13		630,000	753,165
	Priceline.com, Inc.
	2.250%, 01/15/25		1,105,000	1,437,881
				2,191,046
	Electronic Components-Semiconductors - 2.3%
	Diodes, Inc.
	2.250%, 10/01/26		1,245,000	1,190,531
	Intel Corp.
	2.950%, 12/15/35		2,130,000	1,938,300
				3,128,831
	Electronics-Military - 1.1%
	L-3 Communications Corp.
	3.000%, 08/01/35		380,000	400,900
	L-3 Communications Corp. 144A	#
	3.000%, 08/01/35		1,065,000	1,123,575
				1,524,475
	Finance-Consumer Loans - 0.9%
	World Acceptance
	3.000%, 10/01/11		1,175,000	1,213,188

	Finance-Investment Bankers/Brokers - 1.9%
	Merrill Lynch & Co., Inc.
	0.000%, 03/13/32		1,910,000	2,543,547

	Footwear & Related Apparel - 1.8%
	Skechers USA, Inc.
	4.500%, 04/15/07		1,820,000	2,362,451

	Hotels & Motels - 1.5%
	Hilton Hotels Corp.
	3.375%, 04/15/23		1,285,000	2,033,513

	Instruments-Scientific - 1.7%
	Fisher Scientific International, Inc.
	3.250%, 03/01/24		1,730,000	2,246,837

	Internet Infrastructure Software - 1.0%
	Akamai Technologies, Inc.
	1.000%, 12/15/33		400,000	1,393,000

	Internet Security - 1.4%
	Symantec Corp. 144A	#
	1.000%, 06/15/13		1,575,000	1,923,469

	Investment Management/Advisor Services - 1.5%
	BlackRock, Inc.
	2.625%, 02/15/35		1,320,000	2,042,700

	Life/Health Insurance - 1.4%
	Prudential Financial, Inc.	++##
	2.614%, 11/15/35		1,870,000	1,909,850

	Machinery-Electrical - 1.1%
	Regal-Beloit Corp.
	2.750%, 03/15/24		720,000	1,488,600

	Machinery-Farm - 0.6%
	AGCO Corp.
	1.250%, 12/15/36		815,000	804,812

	Medical Instruments - 0.5%
	Medtronic, Inc.
	1.500%, 04/15/11		585,000	623,025

	Medical Products - 1.0%
	PSS World Medical, Inc.
	2.250%, 03/15/24		1,045,000	1,290,575

	Medical-Biomedical/Genetics - 1.2%
	Celgene Corp.
	1.750%, 06/01/08		325,000	1,545,375

	Medical-Drugs - 3.9%
	Allergan, Inc.
	1.500%, 04/01/26		30,000	32,850
	Allergan, Inc. 144A	#
	1.500%, 04/01/26		1,800,000	1,971,000
	Medicis Pharmaceutical Corp.
	1.500%, 06/04/33		1,210,000	1,279,575
	Wyeth	++
	5.109%, 01/15/24		1,805,000	1,968,533
				5,251,958
	Medical-Nursing Homes - 1.5%
	Manor Care, Inc.	++
	2.125%, 08/01/35		1,755,000	1,991,925

	Multi-line Insurance - 1.5%
	American Financial Group, Inc.
	1.486%, 06/02/33		3,190,000	2,013,687

	Multimedia - 1.6%
	Walt Disney Co.
	2.125%, 04/15/23		1,710,000	2,086,200

	Networking Products - 0.9%
	Anixter International, Inc.
	0.000%, 07/07/33		1,530,000	1,267,987

	Oil & Gas Drilling - 3.1%
	Transocean, Inc.
	1.500%, 05/15/21		1,770,000	2,077,538
	Diamond Offshore Drilling, Inc.
	1.500%, 04/15/31		1,250,000	2,045,312
				4,122,850
	Oil-Field Services - 2.9%
	Hanover Compressor Co.
	4.750%, 01/15/14		1,475,000	2,114,781
	Schlumberger, Ltd.
	1.500%, 06/01/23		1,025,000	1,812,969
				3,927,750
	Printing-Commercial - 1.2%
	Bowne & Co., Inc.
	5.000%, 10/01/33		1,490,000	1,594,300

	Real Estate Management/Services - 1.6%
	EOP Operating LP 144A	#
	4.000%, 07/15/26		1,825,000	2,178,594

	REITS-Diversified - 2.0%
	Digital Realty Trust LP 144A	#
	4.125%, 08/15/26		1,830,000	2,101,078
	Vornado
	3.625%, 11/15/26		600,000	602,250
				2,703,328
	Retail-Discount - 1.5%
	TJX Cos., Inc.
	0.000%, 02/13/21		2,105,000	1,994,488

	Retail-Sporting Goods - 1.5%
	Dick's Sporting Goods, Inc.	++
	1.606%, 02/18/24		2,210,000	2,008,337

	Super-Regional Banks-US - 1.5%
	Wells Fargo & Co.	++
	5.121%, 05/01/33		1,995,000	2,011,419

	Telecommunications Equipment - 2.5%
	CommScope, Inc.
	1.000%, 03/15/24		1,170,000	1,738,912
	Harris Corp.
	3.500%, 08/15/22		800,000	1,635,000
				3,373,912
	Telecommunications Services - 2.6%
	Amdocs, Ltd.
	0.500%, 03/15/24		2,055,000	2,191,144
	Time Warner Telecom, Inc.
	2.375%, 04/01/26		1,040,000	1,313,000
				3,504,144
	Telephone-Integrated - 2.5%
	CenturyTel, Inc.
	4.750%, 08/01/32		1,805,000	1,985,500
	Level 3 Communications, Inc.
	2.875%, 07/15/10		1,295,000	1,364,606
				3,350,106
	Therapeutics - 1.5%
	Gilead Sciences, Inc. 144A	#
	0.625%, 05/01/13		1,905,000	1,962,150

	Toys - 1.5%
	Hasbro, Inc.
	2.750%, 12/01/21		1,534,000	1,963,520

	Transport-Rail - 1.6%
	CSX Corp.
	0.000%, 10/30/21		1,745,000	2,161,619

	Web Portals/ISP - 1.0%
	Trizetto 2.75% 10/1/25 /Conv/
	2.750%, 10/01/25		1,150,000	1,352,688

	Wire & Cable Products - 1.5%
	General Cable Corp.
	0.875%, 11/15/13		1,845,000	1,976,456

	Wireless Equipment - 1.9%
	American Tower Corp.
	3.000%, 08/15/12		1,305,000	2,487,656

	TOTAL CONVERTIBLE CORPORATE BOND
	(Cost: $108,636,751)			112,337,606
			Principal
			Amount	Value
	CONVERTIBLE PREFERRED STOCK - 14.6%
	Agricultural Operations - 1.5%
	Bunge, Ltd.
	4.875%, 12/31/49		$19,340	$2,030,700

	Auto-Cars/Light Trucks - 2.0%
	Ford Motor Co. Capital Trust II
	6.500%, 01/15/32		38,200	1,306,440
	General Motors Corp.
	6.250%, 07/15/33		58,065	1,319,237
				2,625,677
	Chemicals-Diversified - 0.7%
	Celanese Corp.
	4.250%, 12/31/49		27,650	995,400

	Electric-Generation - 1.6%
	AES Trust III
	6.750%, 10/15/29		43,093	2,122,330

	Electric-Integrated - 1.7%
	Entergy Corp.
	7.625%, 02/17/09		37,755	2,245,667

	Finance-Investment Bankers/Brokers - 2.0%
	Lazard, Ltd.
	6.625%, 05/15/08		13,800	572,562
	Citigroup Funding, Inc.	++
	0.000%, 09/27/08		65,685	2,122,939
				2,695,501
	Independent Power Producer - 1.5%
	NRG Energy, Inc.
	5.750%, 03/16/09		7,220	1,948,497

	Medical-Drugs - 0.5%
	Schering-Plough
	6.000%, 09/14/07		11,850	674,147

	Multi-line Insurance - 1.4%
	Metlife, Inc. Cl. B
	6.375%, 08/15/08		61,250	1,873,025

	Non-Hazardous Waste Disposal - 1.3%
	Allied Waste Industries, Inc.
	6.250%, 03/01/08		5,300	1,749,663

	Sovereign Agency - 0.4%
	Fannie Mae
	5.375%, 12/31/49		6	600,088

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost: $18,967,244)			19,560,695
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 1.5%
	Money Market Funds - 0.4%
	Boston Global Investment Trust - Enhanced Portfolio, 5.290%**		$586,560	$586,560

	Time Deposit - 1.1%
	Bank of America London
	4.550%, 01/02/07		1,436,389	1,436,389

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $2,022,949)			2,022,949

	TOTAL INVESTMENTS - 99.9%
	(Cost: $129,626,944)			133,921,250
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			150,040
	NET ASSETS - 100.0%			$134,071,290

#	144A Security. Certain conditions for public sale may exist.
	The total market value of 144A securities owned at December 31,
	2006 was $13,608,229 or 10.15% of net assets.
++	The coupon rate shown on floating rate securities represents the rate
	at December 31, 2006.
##	All or a portion of the Fund's holdings in this security was on
	loan as of December 31, 2006.
**	All of the security is purchased with cash collateral proceeds
	from security loans.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	GLOBAL SELECT FUND
			Number
			of Shares	Value
	COMMON STOCK - 96.7%
	France - 9.1%
	Alcatel S.A. - ADR	##	124,600	$1,771,812
	Alten	*	50,750	1,891,201
	Axa S.A.		64,007	2,588,635
	PPR S.A.		13,195	1,969,633
	SOITEC	*	42,090	1,495,778
	Total S.A.		41,782	3,010,987
	Veolia Environnement		32,013	2,465,294
				15,193,340
	Germany - 2.3%
	Henkel KGaA		14,272	1,848,102
	Siemens AG		20,368	2,018,130
				3,866,232
	Greece - 1.1%
	OPAP S.A.		47,880	1,848,650

	Hong Kong - 6.7%
	Cheung Kong Holdings, Ltd.		194,000	2,390,935
	Hutchison Telecommunications International, Ltd.	*##	765,000	1,933,833
	Hutchison Whampoa, Ltd.		178,000	1,808,094
	Jardine Matheson Holdings, Ltd.		83,200	1,780,480
	Melco International Development		752,000	1,788,807
	New World Development Co., Ltd.		740,000	1,490,038
				11,192,187
	Indonesia - 1.2%
	PT Indosat Tbk		2,577,500	1,934,522

	Ireland - 2.4%
	CRH PLC		54,396	2,262,342
	ICON PLC - ADR	*##	47,100	1,775,670
				4,038,012
	Italy - 2.3%
	Luxottica Group SpA		53,006	1,627,187
	UniCredito Italiano SpA		261,447	2,289,187
				3,916,374
	Japan - 10.2%
	Aichi Corp.		162,200	1,574,969
	Asics Corp.		143,000	1,792,975
	Chugai Pharmaceutical Co., Ltd.	##	97,600	2,010,893
	Japan Tobacco, Inc.		436	2,103,982
	Mitsubishi UFJ Financial Group, Inc.		156	1,924,552
	NGK Spark Plug Co., Ltd.		61,000	1,146,742
	Nisshinbo Industries, Inc.		106,000	1,096,874
	Nitori Co., Ltd.	##	26,350	1,143,297
	Sumco Corp.		24,425	2,062,150
	Sumitomo Mitsui Financial Group, Inc.		209	2,139,902
				16,996,336
	Netherlands - 3.6%
	Koninklijke Ahold NV	*	158,346	1,682,952
	Philips Electronics NV		53,832	2,028,058
	Royal Numico NV		41,628	2,236,880
				5,947,890
	Republic Of China - 0.8%
	AAC Acoustic Technology Holdings, Inc.	*	1,348,000	1,282,613

	South Korea - 1.5%
	Samsung Electronics Co., Ltd.		3,917	2,581,850

	Spain - 1.4%
	Tecnicas Reunidas S.A.	*	59,474	2,283,747

	Sweden - 0.9%
	Assa Abloy AB Cl. B		71,200	1,550,314

	Switzerland - 8.2%
	Adecco S.A.		21,709	$1,480,523
	Nestle S.A.		5,780	2,050,250
	Panalpina Welttransport AG	*	15,388	2,095,098
	Roche Holding AG		16,592	2,969,896
	Sika AG	*	972	1,504,940
	UBS AG		44,921	2,724,994
	Ypsomed Holding AG	*##	9,206	844,656
				13,670,357
	Taiwan - 1.1%
	United Microelectronics Corp. - ADR		508,900	1,776,061

	United Kingdom - 5.8%
	ARM Holdings PLC		1,009,791	2,485,213
	IG Group Holdings PLC		351,000	1,995,618
	International Power PLC		336,390	2,513,311
	Standard Chartered PLC		90,462	2,641,552
				9,635,694
	United States - 38.1%
	3M Co.		29,100	2,267,763
	Affiliated Managers Group, Inc.	*##	17,500	1,839,775
	American International Group, Inc.		39,300	2,816,238
	ANSYS, Inc.	*	32,000	1,391,680
	Bank of America Corp.		50,200	2,680,178
	Capital One Financial Corp.		25,200	1,935,864
	Celgene Corp.	*	25,700	1,478,521
	Cerner Corp.	*##	38,200	1,738,100
	ConocoPhillips		32,500	2,338,375
	Corning, Inc.	*	114,400	2,140,424
	DaVita, Inc.	*	24,500	1,393,560
	Federated Department Stores, Inc.		40,500	1,544,265
	Genzyme Corp.	*	19,500	1,200,810
	Harman International Industries, Inc.		22,800	2,277,948
	Humana, Inc.	*	20,700	1,144,917
	ITT Corp.		34,700	1,971,654
	J.P. Morgan Chase & Co.		42,200	2,038,260
	Lexmark International, Inc. Cl. A	*	34,800	2,547,360
	Martin Marietta Materials, Inc.		19,900	2,067,809
	Morgan Stanley		27,300	2,223,039
	Occidental Petroleum Corp.		47,400	2,314,542
	Oracle Corp.	*	121,400	2,080,796
	Orient Express Hotels, Ltd. Cl. A		31,100	1,471,652
	Praxair, Inc.		39,300	2,331,669
	QUALCOMM, Inc.		44,000	1,662,760
	Quiksilver, Inc.	*	76,500	1,204,875
	Raytheon Co.		29,300	1,547,040
	The Warnaco Group, Inc.	*	65,600	1,664,928
	Tim Hortons, Inc.	##	65,800	1,905,568
	UnitedHealth Group, Inc.		35,000	1,880,550
	Valero Energy Corp.		30,000	1,534,800
	Wyeth		46,800	2,383,056
	XTO Energy, Inc.		52,800	2,484,240
				63,503,016
	TOTAL COMMON STOCK
	(Cost: $135,831,853)			161,217,195
			Number
			of Shares	Value
	EQUITY-LINKED SECURITIES - 1.2%
	Taiwan - 1.2%
	Credit Suisse FB Taiwan Hon Hai Precision Industry Co., Ltd. - 11/05/07	*	274,304	1,957,159
	(Cost: $1,522,154)

			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 8.0%
	Money Market Funds - 5.9%
	Boston Global Investment Trust - Enhanced Portfolio, 5.290%**		$9,896,439	9,896,439

	Time Deposits - 2.1%
	Bank of America London
	4.550%, 01/01/07		3,512,238	3,512,238

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $13,408,677)			$13,408,677
	TOTAL INVESTMENTS - 105.9%
	(Cost: $150,762,684)			176,583,031
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.9%)			(9,846,220)
	NET ASSETS - 100.0%			$166,736,811

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds
	from security loans.
##	All or a portion of the Fund's holdings in this security was on
	loan as of 12/31/06.
ADR - American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	INTERNATIONAL GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 93.9%
	Argentina - 1.4%
	Tenaris S.A. - ADR	##	20,300	$1,012,767

	Australia - 1.4%
	CSL, Ltd.		19,979	1,029,411

	Canada - 2.9%
	Alimentation Couche-Tard, Inc. Cl. B		43,100	938,889
	Suncor Energy, Inc.		6,600	520,593
	Teck Cominco, Ltd. Cl. B		9,400	710,028
				2,169,510
	France - 11.4%
	Alstom	*	12,127	1,642,303
	BNP Paribas		6,821	743,396
	Lafarge S.A.		6,411	952,751
	SOITEC	*	40,389	1,435,329
	Total S.A.		10,312	743,126
	Vallourec S.A.		3,637	1,056,543
	Veolia Environnement		26,012	2,003,162
				8,576,610
	Germany - 2.7%
	Puma AG Rudolf Dassler Sport		1,835	715,439
	Solarworld AG	##	7,652	480,299
	Stada Arzneimittel AG		14,851	850,893
				2,046,631
	Hong Kong - 3.4%
	Foxconn International Holdings, Ltd.	*	159,000	523,373
	Hutchison Telecommunications International, Ltd.	*##	388,300	981,578
	Melco International Development, Ltd.		444,000	1,056,157
				2,561,108
	Hungary - 0.8%
	Mol Hungarian Oil & Gas PLC		5,282	598,446

	Ireland - 6.3%
	Bank of Ireland		76,231	1,759,135
	C&C Group PLC		78,481	1,391,927
	Kingspan Group PLC		60,622	1,606,778
				4,757,840
	Italy - 3.2%
	Sanpaolo IMI SpA		42,563	987,812
	UniCredito Italiano SpA		164,804	1,442,997
				2,430,809
	Japan - 20.0%
	Chugai Pharmaceutical Co., Ltd.		34,200	704,637
	Fuji Electric Co., Ltd.		194,000	1,050,145
	Haseko Corp.	*	159,500	570,241
	Isetan Co., Ltd.		71,700	1,293,735
	Japan Steel Works, Ltd.		65,000	507,322
	Japan Tobacco, Inc.		346	1,669,674
	Mitsubishi Estate Co., Ltd.		49,600	1,282,095
	Mitsubishi UFJ Financial Group, Inc.		134	1,653,141
	Mitsui & Co., Ltd.		57,700	861,953
	Nippon Electric Glass Co., Ltd.		23,000	482,565
	Sumco Corp.		20,400	1,722,328
	Sumitomo Mitsui Financial Group, Inc.		59	604,087
	Toyota Motor Corp.		24,100	1,609,970
	Yakult Honsha Co., Ltd.	##	35,600	1,021,795
				15,033,688
	Luxembourg - 1.0%
	Millicom International Cellular S.A.	*	12,100	745,844

	Mexico - 1.7%
	Fomento Economico Mexicano S.A. de CV - ADR		11,200	1,296,512

	Netherlands - 0.7%
	Koninklijke (Royal) KPN N.V.		36,425	517,303

	Norway - 4.3%
	Acergy S.A.	*##	63,300	1,219,976
	Telenor ASA		78,800	1,483,903
	TGS Nopec Geophysical Co. ASA	*	27,200	563,541
				3,267,420
	Peru - 0.5%
	Southern Copper Corp.	##	6,500	350,285

	Republic Of China - 5.3%
	AAC Acoustic Technology Holdings, Inc.	*	668,000	635,597
	China Communications Construction Co., Ltd.	*	963,000	950,958
	Industrial & Commercial Bank of China	*##	972,000	606,153
	Nine Dragons Paper Holdings, Ltd.		599,000	1,035,142
	Suntech Power Holdings Co., Ltd. - ADR	*##	23,000	782,230
				4,010,080
	Singapore - 2.0%
	DBS Group Holdings, Ltd.		104,000	1,531,904

	South Korea - 1.0%
	Hyundai Engineering & Construction Co., Ltd.	*	12,500	766,129

	Sweden - 3.0%
	Boliden AB		34,000	874,470
	Modern Times Group AB Cl. B		21,200	1,394,125
				2,268,595
	Switzerland - 12.6%
	ABB, Ltd.		51,982	930,455
	Adecco S.A.		21,991	1,499,755
	Compagnie Financiere Richemont AG Cl. A		26,508	1,541,794
	Nestle S.A.		1,948	690,984
	Panalpina Welttransport AG		11,627	1,583,032
	Roche Holding AG		8,954	1,602,727
	Swiss Reinsurance		6,602	560,307
	UBS AG		18,251	1,107,141
				9,516,195
	United Kingdom - 8.3%
	ARM Holdings PLC		160,606	395,270
	Barclays PLC		52,177	745,463
	BT Group PLC		288,553	1,702,696
	International Power PLC		198,184	1,480,716
	Scottish & Newcastle PLC		52,311	572,819
	Shire PLC		66,182	1,371,703
				6,268,667
	TOTAL COMMON STOCK
	(Cost: $54,829,454)			70,755,754
			Number
			of Shares	Value
	PREFERRED STOCK - 1.5%
	Germany - 1.5%
	Fresenius AG
	( Cost: $1,046,791)		5,278	$1,133,131

	EQUITY-LINKED SECURITIES - 1.9%
	Taiwan - 1.9%
	Credit Suisse FB Taiwan Hon Hai Precision Industry Co., Ltd. - 11/05/07	*
	(Cost: $1,265,629)		194,000	$1,384,190

			Principal
			Amount
	SHORT TERM INVESTMENTS - 8.8%
	Money Market Funds - 6.3%
	Boston Global Investment Trust - Enhanced Portfolio, 5.290%**		$4,791,766	$4,791,766

	Time Deposits - 2.5%
	Bank of America London
	4.550%, 01/02/07		1,853,961	1,853,961

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $6,645,727)			6,645,727
	TOTAL INVESTMENTS - 106.1%
	(Cost: $63,787,601)			79,918,802
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1%)			(4,574,509)
	NET ASSETS - 100.0%			$75,344,293

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds
	from security loans.
##	All or a portion of the Fund's holdings in this security was on
	loan as of 12/31/06.
ADR - American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	INTERNATIONAL GROWTH OPPORTUNITIES FUND
			Number
			of Shares	Value
	COMMON STOCK - 99.5%
	Australia - 1.2%
	Paladin Resources, Ltd.	*	394,622	$2,768,265

	Belgium - 3.4%
	EVS Broadcasting Equipment S.A.		37,067	2,140,874
	Umicore		34,286	5,832,249
				7,973,123
	Brazil - 1.0%
	Cyrela Brazil Realty S.A.		122,800	1,172,783
	Gafisa S.A.	*	78,700	1,177,367
				2,350,150
	Canada - 3.9%
	AUR Resources, Inc.		60,300	1,257,092
	Gildan Activewear, Inc. Cl. A	*	94,600	4,429,624
	Hudbay Minerals, Inc.	*	66,000	1,238,670
	Inmet Mining Corp.		22,900	1,228,142
	Novatel, Inc.	*	28,100	1,121,190
				9,274,718
	Denmark - 1.1%
	Carlsberg A/S Cl. B		25,050	2,485,902

	Finland - 1.2%
	Outokumpu Technology	*	92,389	2,765,513

	France - 6.4%
	Compagnie Generale de Geophysique S.A.	*##	27,373	5,926,866
	Neopost S.A.		33,913	4,255,049
	Nexans S.A.		30,288	3,874,109
	Teleperformance	##	28,987	1,126,070
				15,182,094
	Germany - 6.8%
	Aareal Bank AG	*##	36,600	1,702,222
	IKB Deutsche Industriebank AG		30,622	1,192,413
	IVG Immobilien AG		77,245	3,314,496
	QSC AG	*##	320,117	2,110,611
	SGL Carbon AG	*	102,492	2,528,677
	Stada Arzneimittel AG		92,065	5,274,896
				16,123,315
	Greece - 0.8%
	Jumbo S.A.		85,306	1,865,064

	Hong Kong - 2.8%
	Melco International Development		1,372,000	3,263,621
	Parkson Retail Group, Ltd.		682,500	3,378,604
				6,642,225
	Indonesia - 2.1%
	Bakrie & Brothers Tbk PT	*	85,802,000	1,478,769
	Ciputra Surya Tbk PT		11,086,000	1,208,015
	United Tractors Tbk PT		3,183,500	2,318,555
				5,005,339
	Ireland - 4.4%
	C&C Group PLC		122,589	2,174,219
	FBD Holdings PLC		38,156	2,077,985
	Kingspan Group PLC		232,027	6,149,844
				10,402,048
	Italy - 4.5%
	Azimut Holding SpA		207,852	2,779,212
	Buzzi Unicem SpA		57,248	1,625,301
	Digital Multimedia Technologies SpA	*	57,263	4,054,879
	Mariella Burani SpA		84,649	2,269,283
				10,728,675
	Japan - 14.8%
	Asics Corp.		176,000	2,206,739
	Haseko Corp.	*	915,100	3,271,643
	Honeys Co., Ltd.		50,600	1,876,984
	Japan General Estate Co., Ltd.		77,800	2,233,024
	Joint Corp.		60,400	2,321,615
	Katokichi Co., Ltd.		238,000	1,925,492
	KK DaVinci Advisors	*	3,746	3,709,689
	Megane Top Co., Ltd.		61,500	1,300,659
	Obic Business Consultants, Ltd.		28,050	1,920,926
	Parco Co., Ltd.		165,500	1,887,579
	Sumco Techxiv Corp.		30,900	1,602,635
	Taiheiyo Cement Corp.		465,500	1,820,511
	THK Co., Ltd.	##	75,000	1,932,357
	Tokuyama Corp.		240,800	3,661,866
	Tokyu Land Corp.		117,400	1,105,474
	Toyota Boshoku Corp.		101,300	2,189,144
				34,966,337
	Mexico - 1.7%
	Consorcio ARA S.A. de C.V.		372,600	2,529,450
	Grupo Famsa S.A.	*	340,400	1,524,850
				4,054,300
	Netherlands - 3.3%
	SBM Offshore NV		37,722	1,295,782
	Unit 4 Agresso NV	*	101,470	2,388,391
	USG People NV	##	96,221	4,201,057
				7,885,230
	Norway - 1.7%
	Golden Ocean Group, Ltd.	*##	2,169,000	3,884,194

	Republic Of China - 5.1%
	AAC Acoustic Technology Holdings, Inc.	*	4,583,800	4,361,454
	China Hongxing Sports, Ltd.		1,938,000	2,677,807
	Focus Media Holding, Ltd. - ADR	*##	32,900	2,184,231
	Harbin Power Equipment		2,482,000	2,846,693
				12,070,185
	Singapore - 2.6%
	Ho Bee Investment, Ltd.		1,349,000	1,274,881
	Midas Holdings, Ltd.		2,464,000	2,087,727
	SembCorp Marine, Ltd.	##	718,000	1,591,084
	UOL Group, Ltd.		440,000	1,244,607
				6,198,299
	South Korea - 0.4%
	Korea Zinc Co., Ltd.		9,290	985,939

	Spain - 4.0%
	Grifols S.A.	*	447,289	5,957,158
	Red Electrica de Espana	##	80,873	3,464,837
				9,421,995
	Sweden - 8.3%
	Alfa Laval AB		82,100	3,707,277
	Elekta AB Cl. B		106,700	2,249,229
	Meda AB Cl. A	##	64,800	2,623,060
	Modern Times Group AB Cl. B		75,600	4,971,504
	Nobia AB		60,750	2,339,270
	Rezidor Hotel Group AB	*	147,600	1,272,600
	Ssab Svenskt Stal AB Cl. A		105,100	2,495,799
				19,658,739
	Switzerland - 3.6%
	Forbo Holding AG	*	3,266	1,300,300
	Panalpina Welttransport AG	*	11,869	1,615,981
	Phonak Holding AG		70,385	5,592,975
				8,509,256
	United Kingdom - 14.4%
	Aberdeen Asset Management PLC		1,062,032	3,949,256
	ARM Holdings PLC		486,172	1,196,526
	Big Yellow Group PLC		241,690	3,334,816
	BlueBay Asset Management	*	160,941	1,234,744
	Charter PLC	*	133,878	2,371,275
	Debt Free Direct Group PLC		230,721	2,027,485
	Henderson Group PLC		930,632	2,508,960
	Hikma Pharmaceuticals PLC		139,163	994,805
	Homeserve PLC		74,626	2,760,426
	Michael Page International PLC		350,596	3,103,199
	NDS Group PLC - ADR	*##	41,200	1,990,372
	Raymarine PLC		277,883	2,564,294
	RPS Group PLC		577,606	3,052,246
	Tullow Oil PLC		145,756	1,135,360
	Venture Production PLC	*	111,982	1,935,232
				34,158,996
	TOTAL COMMON STOCK
	(Cost: $185,131,169)			235,359,901
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 9.4%
	Money Market Funds - 9.0%
	Boston Global Investment Trust - Enhanced Portfolio, 5.290%**		$21,230,075	$21,230,075

	Time Deposits - 0.4%
	Bank of America London
	4.550%, 01/02/07		1,038,345	1,038,345

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $22,268,419)			22,268,420
	TOTAL INVESTMENTS - 108.9%
	(Cost: $207,399,588)			257,628,321
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.9%)			(21,096,138)
	NET ASSETS - 100.0%			$236,532,183

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 09/30/06.
ADR - American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	EMERGING MARKETS FUND
			Number
			of Shares	Value
	COMMON STOCK - 95.4%
	Argentina - 0.4%
	Tenaris S.A. - ADR		100	$4,989

	Bermuda - 1.5%
	Credicorp, Ltd.		430	17,604

	Brazil - 12.9%
	All America Latina Logistica S.A.		3,800	39,459
	Cosan S.A. Industria e Comercio	*	300	6,281
	Cyrela Brazil Realty S.A.		1,800	17,191
	Gerdau S.A. - ADR		500	8,000
	Localiza Rent A CAR		400	12,037
	Lojas Americanas S.A.		100,000	5,597
	Lojas Renner S.A.		900	12,941
	Natura Cosmeticos S.A.		600	8,473
	Petroleo Brasileiro S.A. - ADR		180	18,538
	Tim Participacoes S.A. - ADR		200	6,924
	Unibanco - Uniao de Bancos Brasileiros S.A. - GDR		200	18,592
				154,033
	Egypt - 1.1%
	Orascom Construction - GDR Reg S		70	6,741
	Orascom Telecom Holding SAE		100	6,610
				13,351
	Hong Kong - 7.7%
	China Infrastructure Machinery Holdings, Ltd.	*	8,000	9,669
	Foxconn International Holdings, Ltd.	*	6,000	19,750
	Hengan International Group Co., Ltd.		8,000	19,544
	Hutchison Telecommunications International, Ltd.	*	7,000	17,695
	Melco International Development		3,000	7,136
	Melco PBL Entertainment Macau, Ltd. - ADR	*	300	6,378
	Shun Tak Holdings, Ltd.		8,000	12,241
				92,413
	India - 4.1%
	ITC, Ltd. - GDR 144A	#	2,700	10,732
	Reliance Industries, Ltd. - GDR 144A	#	301	17,308
	Satyam Computer Services, Ltd. - ADR		900	21,609
				49,649
	Indonesia - 6.1%
	Bakrie & Brothers Tbk PT	*	613,000	10,565
	Bank Niaga Tbk PT		136,500	13,963
	Ciputra Surya Tbk PT		92,500	10,080
	Kawasan Industri Jababeka Tbk PT		384,500	6,627
	Perusahaan Gas Negara PT		6,500	8,384
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk		15,500	11,375
	United Tractors Tbk PT		16,000	11,653
				72,647
	Israel - 0.9%
	Nice Systems, Ltd. - ADR	*	340	10,465

	Malaysia - 2.9%
	Bumiputra-Commerce Holdings Berhad		8,400	18,452
	IOI Corp. Berhad		2,000	10,431
	Maxis Communications Berhad		2,000	5,782
				34,665
	Mexico - 7.2%
	America Movil S.A. de CV - ADR		530	23,967
	Consorcio ARA S.A. de C.V.		2,400	16,293
	Corp. GEO S.A. de CV Cl. B	*	2,200	10,993
	Fomento Economico Mexicano S.A. de CV - ADR		100	11,576
	Grupo Famsa S.A.	*	3,400	15,231
	Industrias Penoles SA de CV		900	8,230
				86,290
	Peru - 0.9%
	Southern Copper Corp.		200	10,778

	Philippines - 3.2%
	Banco de Oro Universal Bank	*	9,700	9,104
	Bank of the Philippine Islands		9,600	12,438
	Megaworld Corp.		132,000	6,518
	Robinsons Land Corp.		30,800	10,212
				38,272
	Poland - 1.3%
	Globe Trade Centre S.A.	*	1,113	15,408

	Republic Of China - 10.8%
	AAC Acoustic Technology Holdings, Inc.	*	16,000	15,224
	Celestial Nutrifoods, Ltd.	*	12,000	11,810
	China Communications Construction Co., Ltd.	*	26,000	25,675
	China Hongxing Sports, Ltd.	*	15,000	20,726
	China Shenhua Energy Co., Ltd.	*	4,500	10,832
	Industrial & Commercial Bank of China	*	32,000	19,956
	Nine Dragons Paper Holdings, Ltd.	*	14,700	25,403
				129,626
	Russian Federation - 7.7%
	Evraz Group S.A. GDR		739	18,985
	LUKOIL - ADR		280	24,416
	OAO Gazprom - ADR		182	8,372
	OAO Gazprom - ADR Reg S		448	20,608
	Unified Energy System - GDR Reg S		181	19,838
				92,219
	Singapore - 0.9%
	Midas Holdings, Ltd.		12,000	10,168

	South Africa - 7.9%
	Ellerine Holdings, Ltd.		904	9,969
	Exxaro Resources, Ltd.		584	4,638
	Impala Platinum Holdings, Ltd.		495	12,918
	Imperial Holdings, Ltd.	*	271	6,303
	Kumba Iron Ore, Ltd.	*	584	9,215
	Naspers, Ltd. Cl. N		464	10,924
	Pretoria Portland Cement Co., Ltd.		162	8,915
	Sasol, Ltd.		426	15,636
	Wilson Bayly Holmes-Ovcon, Ltd.		1,583	16,390
				94,908
	South Korea - 10.2%
	Cheil Industries, Inc.	*	150	6,331
	Daishin Securities Co., Ltd.		230	5,812
	Hynix Semiconductor, Inc.	*	450	17,637
	Hyundai Engineering & Construction Co., Ltd.	*	300	18,387
	Industrial Bank of Korea	*	610	11,249
	Korea Investment Holdings Co., Ltd.		360	17,923
	Korea Zinc Co., Ltd.		70	7,429
	NHN Corp.	*	53	6,502
	Shinhan Financial Group Co., Ltd.	*	230	11,747
	STX Pan Ocean Co., Ltd.	*	29,000	19,468
				122,485
	Taiwan - 6.4%
	Advanced Semiconductor Engineering, Inc.	*	9,000	10,219
	ASE Test, Ltd.	*	1,300	13,117
	Asustek Computer, Inc.		4,000	10,950
	Catcher Technology Co., Ltd.		1,000	9,774
	Cathay Financial Holding Co., Ltd.		5,000	11,355
	Far Eastern Textile Co., Ltd.		7,000	6,122
	Siliconware Precision Industries Co.		10,000	15,713
				77,250
	United States - 1.3%
	NII Holdings, Inc.	*	250	16,110

	TOTAL COMMON STOCK
	(Cost: $958,843)			1,143,330
			Number
			of Shares	Value
	RIGHTS - 0.0%
	Philippines - 0.0%
	Megaworld Co. - 1/9/07
	(Cost: $0)		52,800	$254
			Number
			of Shares	Value
	EQUITY-LINKED SECURITIES - 3.6%
	India - 3.6%
	Merrill Lynch Associated Cement Co., Ltd - 7/12/11	*	508	$12,460
	Merrill Lynch Reliance Communications, Ltd.	*	1,345	14,322
	UBS AG Sterlite Industries, Ltd. - 6/18/07		1,355	16,635
				43,417
	TOTAL EQUITY-LINKED SECURITIES
	(Cost: $32,947)			43,417
	TOTAL INVESTMENTS - 99.0%
	(Cost: $991,790)			1,187,001
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			11,859
	NET ASSETS - 100.0%			$1,198,860

*	Non-income producing securities.
#	144A Security. Certain condition for public sale may exist. The total market value of
	144A securities owned at December 31, 2006 was $28,040 or 2.34% of net assets.
ADR - American Depository Receipt
GDR - Global Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	INTERNATIONAL SYSTEMATIC FUND
			Number
			of Shares	Value
	COMMON STOCK - 98.4%
	Australia - 2.1%
	Australia & New Zeland Banking Group, Ltd.		27,774	$617,558
	Broken Hill Proprietary, Ltd.		14,069	280,556
	Minara Resources, Ltd.		51,297	236,529
	Oxiana, Ltd.		278,216	695,149
				1,829,792
	Austria - 0.7%
	Immoeast AG	*	44,910	630,699

	Belgium - 2.7%
	Fortis		27,938	1,190,683
	InBev NV		16,517	1,087,700
				2,278,383
	Denmark - 1.2%
	Codan A/S		4,325	420,022
	Danske Bank A/S		12,800	568,325
				988,347
	Finland - 2.7%
	Outokumpu OYJ		59,300	2,319,292

	France - 8.9%
	BNP Paribas		12,459	1,357,862
	Cap Gemini S.A.		1,100	68,972
	Credit Agricole S.A.		15,854	666,061
	Lafarge S.A.		2,791	414,776
	Neopost S.A.		3,963	497,236
	Renault S.A.		13,097	1,571,603
	Sanofi - Aventis S.A.		3,718	342,947
	Societe Generale		6,177	1,047,486
	Total S.A.		11,439	824,343
	Vallourec S.A.		2,643	767,788
	Vivendi		1,469	57,357
				7,616,431
	Germany - 2.9%
	Deutsche Bank AG		16,358	2,185,952
	Deutz AG		13,263	175,767
	Thyssenkrupp AG		2,791	131,352
				2,493,071
	Greece - 0.8%
	Hellenic Telecommunications Organization S.A.	*	22,306	669,458

	Hong Kong - 2.8%
	Esprit Holdings, Ltd.		33,200	371,604
	Foxconn International Holdings, Ltd.	*	280,700	923,967
	Hong Kong Aircraft Engineering		13,500	183,998
	Hong Kong Exchanges & Clearing, Ltd.		53,500	588,846
	Yue Yuen Industrial Holdings		112,900	357,111
				2,425,526
	Ireland - 3.1%
	Bank of Ireland		29,593	682,899
	C&C Group PLC		110,996	1,968,608
				2,651,507
	Italy - 3.6%
	Banche Popolari Unite SCPA		53,791	1,476,794
	Banco Popolare di Verona e Novara Scrl		11,461	328,709
	ENI SpA		15,906	534,429
	Saipem SpA		9,815	255,486
	Telecom Italia SpA		168,274	508,138
				3,103,556
	Japan - 28.3%
	Astellas Pharma, Inc.		7,300	331,442
	Brother Industries, Ltd.		98,400	1,330,388
	Canon, Inc.		35,700	2,007,385
	Denso Corp.		7,700	305,014
	FUJIFILM Holdings Corp.		29,600	1,214,754
	Hitachi High-Technologies Corp.		21,300	632,806
	Honda Motor Co., Ltd.		22,300	879,611
	Isuzu Motors, Ltd.		33,300	156,223
	Itochu Corp.		148,700	1,219,251
	Kobe Steel, Ltd.		82,100	281,120
	Konica Minolta Holdings, Inc.	*	66,700	940,422
	Marubeni Corp.		214,600	1,087,813
	Mazda Motor Corp.		48,900	333,647
	Mitsubishi Corp.		12,900	242,508
	Mitsui & Co., Ltd.		66,400	991,918
	Mitsui Chemicals, Inc.		146,600	1,126,982
	Mizuho Financial Group, Inc.		12	85,603
	Nintendo Co., Ltd.		6,700	1,737,485
	Nippon Electric Glass Co., Ltd.		16,100	337,795
	Nippon Mining Holdings Inc.		15,700	112,788
	Nippon Steel Corp.		33,300	191,156
	Nippon Suisan Kaisha, Ltd.		58,100	340,832
	Nippon Yusen Kabushiki Kaisha		236,000	1,723,134
	Nipro Corp.		16,000	292,728
	Pacific Metals Co., Ltd.		42,800	419,182
	Ricoh Company, Ltd.		15,900	324,258
	Star Micronics Co., Ltd.		16,100	320,906
	Sumitomo Corp.		36,100	539,584
	Sumitomo Metal Industries, Ltd.		248,100	1,076,478
	Suzuki Motor Co.		24,500	690,865
	Toyota Motor Corp.		42,500	2,839,159
				24,113,237
	Netherlands - 3.1%
	Heineken Holdings NV		20,114	955,635
	ING Groep NV		7,962	352,664
	Koninklijke KPN NV		20,464	290,627
	USG People NV		23,221	1,013,840
				2,612,766
	Norway - 3.6%
	DnB NOR ASA		89,700	1,274,976
	Ementor ASA	*	33,200	187,693
	Orkla ASA		28,800	1,632,802
				3,095,471
	Republic Of China - 2.1%
	China Mobile, Ltd.		202,800	1,756,222

	Singapore - 0.3%
	SembCorp Marine, Ltd.		97,900	216,946

	Spain - 2.9%
	Acerinox S.A.		24,091	732,243
	ACS Actividades de Construccion y Servicios S.A.		10,866	611,968
	Inditex S.A.		11,610	624,782
	Telefonica S.A.		23,370	496,768
				2,465,761
	Sweden - 5.2%
	Foreningssparbanken AB		35,400	1,285,533
	Nordea Bank AB		33,300	513,393
	Sandvik AB		54,400	790,998
	Skandinaviska Enskilda Banken AB		33,000	1,048,882
	Swedish Match AB		24,500	458,278
	Telia AB		41,000	337,023
				4,434,107
	Switzerland - 3.5%
	Novartis AG		9,815	564,843
	Roche Holding AG		8,085	1,447,180
	Swiss Reinsurance		8,671	735,902
	Zurich Financial Services AG		987	265,205
				3,013,130
	United Kingdom - 17.9%
	AstraZeneca PLC		19,859	1,066,512
	Aviva PLC		2,277	36,632
	Barclays PLC		115,567	1,651,128
	Barrat Developments PLC		14,401	348,084
	BHP Billiton PLC		30,432	556,588
	British American Tobacco PLC		26,012	727,495
	BT Group PLC		131,748	777,420
	Firstgroup PLC		12,938	145,599
	George Wimpey PLC		17,466	190,915
	GlaxoSmithKline PLC		58,200	1,530,898
	HBOS PLC		20,105	445,425
	Kazakhms PLC		26,619	578,281
	London Stock Exchange Group PLC		300	7,692
	Man Group PLC		74,516	762,373
	Marks & Spencer Group PLC		74,484	1,045,216
	Morrison Supermarkets		168,783	840,699
	Reckitt Benckiser PLC		7,435	339,630
	Royal Bank of Scotland Group PLC		20,761	809,804
	Royal Dutch Shell PLC Cl. A		28,162	983,843
	Royal Dutch Shell PLC Cl. B		14,338	502,303
	Scottish & Newcastle PLC		90,239	988,140
	Scottish Power PLC		39,200	573,868
	Tate & Lyle PLC		24,537	369,054
				15,277,599
	TOTAL COMMON STOCK
	(Cost: $80,240,091)			83,991,301
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 1.6%
	Time Deposits - 1.6%
	Bank of America London
	4.550%, 01/02/07
	(Cost: $1,364,627)		$1,364,627	$1,364,627
	TOTAL INVESTMENTS - 100.0%
	(Cost: $81,604,718)			85,355,928
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)			(5,720)
	NET ASSETS - 100.0%			$85,350,208

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	INTERNATIONAL ALL CAP GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 96.9%
	Australia - 2.3%
	AMP, Ltd.		28,389	$226,000
	CSL, Ltd.		6,068	312,651
				538,651
	Belgium - 1.1%
	InBev NV		3,760	247,609

	Canada - 3.5%
	AUR Resources, Inc.		6,000	125,084
	Hudbay Minerals, Inc.	*	6,600	123,867
	Inmet Mining Corp.		2,300	123,350
	Rogers Communications, Inc. Cl. B		7,800	232,586
	Teck Cominco, Ltd. Cl. B		2,900	219,051
				823,938
	Denmark - 2.1%
	Carlsberg A/S Cl. B		2,500	248,094
	FLSmidth & Co. A/S Cl. B		3,900	247,669
				495,763
	France - 12.0%
	Alstom RGPT	*	3,917	530,461
	BNP Paribas		2,069	225,493
	Compagnie Generale de Geophysique S.A.	*##	2,719	588,724
	Neopost S.A.		1,735	217,690
	Total S.A. - ADR		3,160	227,267
	Vallourec S.A.		1,514	439,815
	Veolia Environnement		7,894	607,910
				2,837,360
	Germany - 6.6%
	Deutsche Postbank AG		2,784	234,842
	Hugo Boss AG Ord		647	34,980
	Hypo Real Estate Holding AG		3,344	210,513
	IVG Immobilien AG		8,089	347,090
	Puma AG Rudolf Dassler Sport		560	218,336
	Stada Arzneimittel AG		4,512	258,517
	United Internet AG		14,843	245,246
				1,549,524
	Greece - 1.1%
	Piraeus Bank S.A.		8,087	260,413

	Hong Kong - 3.3%
	Foxconn International Holdings, Ltd.	*	48,000	157,999
	Hutchison Telecommunications International, Ltd.	*	118,000	298,291
	Melco International Development		135,000	321,129
				777,419
	India - 1.0%
	Infosys Technologies, Ltd. - ADR		4,500	245,520

	Indonesia - 1.1%
	Bank Mandiri Persero Tbk PT		825,000	266,025

	Ireland - 3.1%
	Anglo Irish Bank Corp. PLC		6,820	141,283
	Kingspan Group PLC		22,323	591,668
				732,951
	Italy - 1.9%
	UniCredito Italiano SpA		50,042	438,160

	Japan - 19.7%
	Chugai Pharmaceutical Co., Ltd.	##	10,400	214,275
	Fanuc, Ltd.		4,000	393,437
	Haseko Corp.	*	48,400	173,038
	Honda Motor Co., Ltd.		6,000	236,666
	Japan Tobacco, Inc.		105	506,693
	Mitsubishi Electric Corp.		23,000	209,626
	Nippon Electric Glass Co., Ltd.		7,000	146,868
	Nomura Holdings, Inc.		13,400	252,469
	ORIX Corp.		1,030	297,793
	Shin-Etsu Chemical Co., Ltd.		3,400	227,418
	Sumco Corp.		6,200	523,453
	Sumitomo Mitsui Financial Group, Inc.		18	184,298
	Sumitomo Realty & Development Co., Ltd.		5,000	160,295
	Taiheiyo Cement Corp.		41,900	163,866
	Tokuyama Corp.		15,100	229,627
	Tokyu Land Corp.		12,000	112,996
	Toyota Motor Corp.		3,800	253,854
	Toyota Tsusho Corp.		7,000	187,403
	Yamada Denki Co., Ltd.		2,100	178,003
				4,652,078
	Mexico - 1.1%
	America Movil S.A. de CV - ADR		5,700	257,754

	Netherlands - 1.6%
	Koninklijke Royal Philips Electronics NV		6,350	238,633
	SBM Offshore NV		3,757	129,056
				367,689
	Norway - 1.9%
	Telenor ASA		24,000	451,950

	Republic Of China - 3.9%
	AAC Acoustic Technology Holdings, Inc.	*	204,000	194,105
	Bank of Communications Co., Ltd.		115,000	138,404
	China Communications Construction Co., Ltd.	*	295,000	291,311
	Nine Dragons Paper Holdings, Ltd.		174,000	300,692
				924,512
	Russian Federation - 0.9%
	OAO Gazprom - ADR Reg S		4,479	206,034

	Singapore - 1.7%
	City Developments, Ltd.		30,000	248,322
	SembCorp Marine, Ltd.		71,000	157,336
				405,658
	South Korea - 1.5%
	Hynix Semiconductor, Inc.	*	2,780	108,958
	Hyundai Engineering & Construction Co., Ltd.	*	3,800	232,903
				341,861
	Spain - 1.0%
	Red Electrica de Espana	##	5,450	233,494

	Sweden - 4.1%
	Assa Abloy AB Cl. B		11,200	243,870
	Boliden AB		9,900	254,625
	SSAB Svenskt Stal AB Cl. A		10,400	246,968
	Telefonaktiebolaget LM Ericsson - ADR		5,780	232,529
				977,992
	Switzerland - 7.9%
	ABB, Ltd.		15,766	282,205
	Nestle S.A.		595	211,055
	Phonak Holding AG		2,253	179,029
	Roche Holding AG		2,724	487,584
	Syngenta AG	*	1,342	249,227
	UBS AG		7,466	452,902
				1,862,002
	United Kingdom - 12.5%
	ARM Holdings PLC		48,504	119,374
	Barclays PLC		15,947	227,838
	BP PLC - ADR		2,800	187,880
	British Land Co. PLC		8,095	271,551
	BT Group PLC		87,590	516,852
	Burberry Group PLC		19,074	240,970
	Diageo PLC		8,188	160,652
	Intercontinental Hotels Group PLC		11,209	276,854
	International Power PLC		72,704	543,202
	Marks & Spencer Group PLC		17,091	239,834
	Reckitt Benckiser PLC		3,570	163,077
				2,948,084
	TOTAL COMMON STOCK
	(Cost: $17,418,356)			22,842,441

	PREFERRED STOCK - 0.7%
	Germany - 0.7%
	Hugo Boss AG
	(Cost: $109,757)		3,235	$166,026

	EQUITY-LINKED SECURITIES - 1.3%
	India - 1.3%
	Merrill Lynch Reliance Communications, Ltd. - 1/25/11	*	27,892	$296,994
	(Cost: $220,671)
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 5.4%
	Money Market Funds - 4.4%
	Boston Global Investment Trust - Enhanced Portfolio, 5.290%**		$1,028,998	$1,028,998

	Time Deposits - 1.0%
	JP Morgan Grand Cayman
	4.550%, 01/02/07		240,080	240,080

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $1,269,078)			1,269,078
	TOTAL INVESTMENTS - 104.3%
	(Cost: $19,017,862)			24,574,539
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3%)			(1,009,180)
	NET ASSETS - 100.0%			$23,565,359

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 09/30/06.
ADR - American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2006 (Unaudited)
	U.S. HIGH YIELD BOND FUND
			Principal
			Amount	Value
	CORPORATE BONDS - 89.5%
	Advertising Sales - 2.6%
	Lamar Media Corp.
	6.625%, 08/15/15		$1,395,000	$1,382,794
	RH Donnelley Corp.
	8.875%, 01/15/16		1,275,000	1,338,750
				2,721,544
	Aerospace/Defense-Equipment - 1.2%
	BE Aerospace, Inc.
	8.875%, 05/01/11		1,265,000	1,309,275
	Agricultural Chemicals - 0.7%
	Mosaic Co. 144A	#
	7.625%, 12/01/16		680,000	704,650
	Airlines - 0.7%
	Continental Airlines, Inc.
	8.750%, 12/01/11		780,000	785,850
	Apparel Manufacturers - 5.3%
	Levi Strauss & Co.
	9.750%, 01/15/15		1,525,000	1,643,187
	Oxford Industries, Inc.
	8.875%, 06/01/11		1,360,000	1,404,200
	Phillips-Van Heusen
	8.125%, 05/01/13		1,300,000	1,365,000
	Quiksilver, Inc.
	6.875%, 04/15/15		1,245,000	1,223,212
				5,635,599
	Auto/Truck Parts & Equipment-Original - 0.4%
	Titan International, Inc. 144A	#
	8.000%, 01/15/12		400,000	402,500
	Cable TV - 5.9%
	CCH I LLC
	11.000%, 10/01/15		670,000	687,587
	CSC Holdings, Inc.
	7.625%, 04/01/11		520,000	529,750
	Echostar DBS Corp.
	7.125%, 02/01/16		1,425,000	1,425,000
	Lodgenet Entertainment Corp.
	9.500%, 06/15/13		1,415,000	1,524,662
	Mediacom Broadband LLC 144A	#
	8.500%, 10/15/15		1,260,000	1,275,750
	Mediacom LLC/Mediacom Capital Corp.
	9.500%, 01/15/13		780,000	803,400
				6,246,149
	Casino Hotels - 1.1%
	Wynn Las Vegas Corp. LLC
	6.625%, 12/01/14		1,225,000	1,217,344
	Cellular Telecommunications - 1.1%
	Cricket Communications, Inc.144A	#
	9.375%, 11/01/14		1,100,000	1,160,500
	Chemicals-Diversified - 2.1%
	Lyondell Chemical Co.
	10.875%, 05/01/09		730,000	743,688
	Lyondell Chemical Co.
	8.250%, 09/15/16		1,405,000	1,475,250
				2,218,938
	Chemicals-Specialty - 2.0%
	OM Group, Inc.
	9.250%, 12/15/11		2,050,000	2,144,812
	Commercial Services - 1.6%
	Vertrue, Inc.
	9.250%, 04/01/14		1,645,000	1,727,250
	Computer Services - 1.6%
	Unisys Corp.
	8.000%, 10/15/12		1,735,000	1,715,481
	Consumer Products-Miscellaneous - 3.7%
	Central Garden & Pet Co.
	9.125%, 02/01/13		1,985,000	2,064,400
	Jarden Corp.
	9.750%, 05/01/12		1,805,000	1,908,787
				3,973,187
	Containers-Metal/Glass - 1.8%
	Crown Americas LLC
	7.750%, 11/15/15		1,845,000	1,914,187
	Dialysis Centers - 1.8%
	DaVita, Inc.
	7.250%, 03/15/15		1,860,000	1,897,200
	Electronic Components-Semiconductors - 1.1%
	Freescale Semiconductor, Inc.144A	#
	10.125%, 12/15/16		1,215,000	1,216,519
	Electronic Measure Instruments - 1.5%
	Itron, Inc.
	7.750%, 05/15/12		1,545,000	1,579,762
	Finance-Auto Loans - 4.2%
	Ford Motor Credit Co.
	9.875%, 08/10/11		1,560,000	1,668,461
	Ford Motor Credit Co.
	7.000%, 10/01/13		730,000	697,136
	General Motors Acceptance Corp.
	6.750%, 12/01/14		1,465,000	1,504,750
	General Motors Acceptance Corp.
	8.000%, 11/01/31		570,000	654,399
				4,524,746
	Finance-Investment Bankers/Brokers - 1.2%
	E*Trade Financial Corp.
	8.000%, 06/15/11		1,240,000	1,295,800
	Finance-Other Services - 0.7%
	Alamosa Delaware, Inc.
	11.000%, 07/31/10		660,000	713,186
	Food-Wholesale/Distribution - 1.0%
	Supervalu, Inc.
	7.500%, 11/15/14		1,010,000	1,053,129
	Funeral Services & Related Items - 0.5%
	Service Corp. International
	7.000%, 06/15/17		515,000	521,438
	Independent Power Producer - 1.5%
	NRG Energy, Inc.
	7.375%, 01/15/17		1,565,000	1,568,913
	Machinery-Farm - 1.4%
	Case New Holland, Inc.
	9.250%, 08/01/11		1,415,000	1,498,131
	Medical-Hospitals - 1.6%
	HCA, Inc.144A	#
	9.250%, 11/15/16		1,635,000	1,751,494
	Medical-Outpatient/Home Medical Care - 1.9%
	Res-Care, Inc.
	7.750%, 10/15/13		1,960,000	2,009,000
	Networking Products - 1.1%
	Anixter International, Inc.
	5.950%, 03/01/15		1,220,000	1,128,500
	Non-Ferrous Metals - 1.0%
	PNA Group, Inc. 144A	#
	10.750%, 09/01/16		1,010,000	1,044,088
	Non-Hazardous Waste Disposal - 0.5%
	WCA Waste Corp.
	9.250%, 06/15/14		475,000	496,375
	Office Supplies & Forms - 0.9%
	ACCO Brands Corp.
	7.625%, 08/15/15		1,030,000	1,011,975
	Oil Field Machinery & Equipment - 0.6%
	Complete Production Services, Inc. 144A	#
	8.000%, 12/15/16		670,000	686,750
	Paper & Related Products - 1.5%
	Neenah Paper, Inc.
	7.375%, 11/15/14		1,650,000	1,575,750
	Physical Therapy/Rehabilitation Centers - 1.5%
	Psychiatric Solutions, Inc.
	7.750%, 07/15/15		1,595,000	1,591,012
	Pipelines - 3.4%
	Copano Energy LLC
	8.125%, 03/01/16		1,745,000	1,806,075
	Sonat, Inc.
	7.625%, 07/15/11		1,765,000	1,870,900
				3,676,975
	Printing-Commercial - 1.6%
	Cenveo Corp.
	7.875%, 12/01/13		1,780,000	1,708,800
	REITS-Hotels - 0.4%
	Host Marriott LP
	7.125%, 11/01/13		440,000	449,900
	Rental Auto/Equipment - 3.4%
	H&E Equipment Services, Inc.
	8.375%, 07/15/16		760,000	796,100
	United Rentals North America, Inc.
	7.000%, 02/15/14		1,245,000	1,221,656
	Williams Scotsman, Inc.
	8.500%, 10/01/15		1,525,000	1,591,719
				3,609,475
	Retail-Apparel/Shoe - 1.0%
	Brown Shoe Co., Inc.
	8.750%, 05/01/12		985,000	1,039,175
	Retail-Computer Equipment - 0.7%
	GSC Holdings Corp.
	8.000%, 10/01/12		670,000	700,150
	Retail-Propane Distribution - 2.9%
	Inergy LP/Inergy Finance Corp.
	8.250%, 03/01/16		1,525,000	1,601,250
	Star Gas Partners LP
	10.250%, 02/15/13		1,455,000	1,518,656
				3,119,906
	Retail-Regional Department Stores - 3.1%
	Bon-Ton Stores, Inc.
	10.250%, 03/15/14		1,515,000	1,549,088
	Neiman-Marcus Group, Inc.
	10.375%, 10/15/15		1,610,000	1,791,125
				3,340,213
	Special Purpose Entity - 7.0%
	AMR Hold Co., Inc.
	10.000%, 02/15/15		1,890,000	2,045,925
	Hughes Network Systems LLC/HNS Finance Corp.
	9.500%, 04/15/14		1,135,000	1,184,656
	Idearc, Inc.144A	#
	8.000%, 11/15/16		1,295,000	1,314,425
	MedCath Holdings Corp.
	9.875%, 07/15/12		973,000	1,048,408
	Sensus Meter Systems, Inc.
	8.625%, 12/15/13		1,900,000	1,900,000
				7,493,414
	Telecommunications Services - 2.8%
	Time Warner Telecom Holdings, Inc.
	9.250%, 02/15/14		1,125,000	1,202,344
	West Corp.
	11.000%, 10/15/16		920,000	929,200
	West Corp. 144A	#
	9.500%, 10/15/14		810,000	810,000
				2,941,544
	Telephone-Integrated - 5.1%
	Level 3 Financing, Inc.
	12.250%, 03/15/13		590,000	668,175
	Level 3 Financing, Inc.144A	#
	9.250%, 11/01/14		880,000	897,600
	Qwest Capital Funding, Inc.
	7.250%, 02/15/11		1,935,000	1,976,119
	Windstream Corp. 144A	#
	8.625%, 08/01/16		1,745,000	1,910,775
				5,452,669
	Transport-Equipment & Leasing - 0.6%
	Greenbrier Co., Inc.
	8.375%, 05/15/15		675,000	686,813
	Transport-Services - 0.2%
	Phi, Inc.
	7.125%, 04/15/13		225,000	217,687
	TOTAL CORPORATE BONDS
	(Cost: $92,042,071)			95,477,755
			Principal
			Amount	Value
	FOREIGN CORPORATE BONDS - 7.1%
	Cellular Telecommunications - 2.9%
	Rogers Wireless, Inc.
	8.000%, 12/15/12		$925,000	$987,438
	Millicom International Cellular S.A.
	10.000%, 12/01/13		1,885,000	2,054,650
				3,042,088
	Electronic Components-Miscellaneous - 1.2%
	NXP BV/NXP Funding LLC 144A	#
	9.500%, 10/15/15		1,200,000	1,230,000
	Oil Companies-Exploration & Production - 0.6%
	Opti Canada, Inc. 144A	#
	8.250%, 12/15/14		670,000	688,425
	Paper & Related Products - 1.0%
	Domtar, Inc.
	7.125%, 08/15/15		1,055,000	1,033,900
	Satellite Telecommunications - 1.4%
	Intelsat Subsidiary Holding Co., Ltd.
	8.250%, 01/15/13		1,520,000	1,542,800
	TOTAL FOREIGN CORPORATE BONDS
	(Cost: $7,175,277)			7,537,213
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 1.6%
	Time Deposit - 1.6%
	Bank of America London
	4.550%, 01/02/07
	(Cost: $1,683,090)		$1,683,090	$1,683,090

	TOTAL INVESTMENTS - 98.2%
	(Cost: $100,900,438)			104,698,058
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%			1,949,210
	NET ASSETS - 100.0%			$106,647,268

#	144A Security. Certain condition for public sale may exist. The total market value of 144A securities owned
	at December 31, 2006 was $15,093,476 or 14.15% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

Item 2(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the date of this report, pursuant to Rule 30a-3(b) of the 1940 Act.

Item 2(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act ) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT 3(a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas-Applegate Institutional Funds

By:

/s/ Horacio A. Valeiras
------------------------
Horacio A. Valeiras
President

Date: February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Horacio A. Valeiras
---------------------------
Horacio A. Valeiras
President

Date: February 23, 2007
----------------------

By:

/s/ Deborah A. Wussow
-----------------------
Deborah A. Wussow
Treasurer

Date: February 23, 2007
----------------------